     As filed with the Securities and Exchange Commission on March 1, 2006
                                                     1933 Act File No. 33-91058
                                                     1940 Act File No. 811-9018
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]
           Pre-Effective Amendment No.                                      [ ]
           Post-Effective Amendment No. 18                                  [X]

                                    and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT
                         COMPANY ACT OF 1940                                [X]
            Amendment No.               19

                       (Check appropriate box or boxes.)

                               -----------------

                         AMERICAN BEACON MILEAGE FUNDS
              (Exact name of Registrant as Specified in Charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of Principal Executive Office) (Zip Code)

      Registrant's Telephone Number, including Area Code: (817) 967-3509

                               -----------------

                          WILLIAM F. QUINN, PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and Address of Agent for Service)

                               -----------------

          Approximate Date of Proposed Public Offering March 1, 2006

   It is proposed that this filing will become effective (check appropriate box)

      [x] immediately upon filing pursuant to paragraph (b)

      [ ] on (date) pursuant to paragraph (b)

      [ ] 60 days after filing pursuant to paragraph (a)(1)

      [ ] on (date) pursuant to paragraph (a)(1)

      [ ] 75 days after filing pursuant to paragraph (a)(2)

      [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

   Registrant has adopted a master-feeder operating structure for each of its series. This Post-Effective Amendment includes signature pages for the American Beacon Master Trust, the master trust, and the American Beacon Mileage Funds, the feeder trust.

================================================================================

                         AMERICAN BEACON MILEAGE FUNDS
                      CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

   Cover Sheet

   Contents of Registration Statement

   Prospectus for the Mileage Class of the American Beacon Money Market Mileage Fund, American Beacon Municipal Money Market Mileage Fund and American Beacon U.S. Government Money Market Mileage Fund

   Prospectus for the Platinum Class of the American Beacon Money Market Fund, American Beacon Municipal Money Market Fund, American Beacon U.S. Government Money Market Fund, American Beacon Money Market Mileage Fund, American Beacon Municipal Money Market Mileage Fund and American Beacon U.S. Government Money Market Mileage Fund

   Statement of Additional Information for the Cash Management and Platinum Classes of the American Beacon Money Market Fund, American Beacon Municipal Money Market Fund and American Beacon U.S. Government Money Market Fund and the Mileage and Platinum Classes of the American Beacon Money Market Mileage Fund, American Beacon Municipal Money Market Mileage Fund and American Beacon U.S. Government Money Market Mileage Fund

   Part C

   Signature Pages

   Exhibits

                  American Beacon
                  MILEAGE FUNDS (SM)
        [GRAPHIC]
                  GUIDANCE | VISION | EXPERIENCE

                  PROSPECTUS
                  March 1, 2006

                  MILEAGE CLASS (R)

                  Money Market Mileage Fund
                  U.S. Government Money Market Mileage Fund
                  Municipal Money Market Mileage Fund

                  The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund's prospectus is accurate or complete, nor does it judge the investment merit of the Funds. To state otherwise is a criminal offense.

   Table of Contents


               About the Funds
               Overview.....................................  2
                 Money Market Mileage Fund..................  3
                 U.S. Government Money Market Mileage Fund..  7
                 Municipal Money Market Mileage Fund........ 12
               The Manager.................................. 16
               Valuation of Shares.......................... 17

               About Your Investment
               Purchase and Redemption of Shares............ 17
               Frequent Purchases and Redemptions........... 25
               Distributions and Taxes...................... 25
               AAdvantage(R) Miles.......................... 26

               Additional Information
               Distribution of Fund Shares.................. 28
               Master-Feeder Structure...................... 28
               Portfolio Holdings........................... 29
               Delivery of Documents........................ 29
               Financial Highlights......................... 29
               Additional Information.................Back Cover


About the Funds

--------------------------------------------------------------------------------

Overview


The American Beacon Mileage Funds (the "Funds") are managed by American Beacon Advisors, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation. The Manager is the sole investment advisor to the Funds.


The Funds operate under a master-feeder structure. This means that each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the American Beacon Master Trust (the "Master Trust"), formerly known as the AMR Investment Services Trust, that has a similar name and an identical investment objective. Throughout this Prospectus, statements regarding investments by a Fund refer to investments made by its corresponding portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its portfolio, unless stated otherwise. See "Master-Feeder Structure".

Each shareholder will receive American Airlines(R) AAdvantage(R) travel awards program ("AAdvantage") miles./1/ AAdvantage miles will be posted monthly to each shareholder's AAdvantage account at an annual rate of one mile for every $10 invested in any Fund. See "AAdvantage Miles".

----------

/1/ American Airlines and AAdvantage are registered trademarks of American Airlines, Inc.

--------------------------------------------------------------------------------

      About the Funds                   2                      Prospectus

American Beacon
Money Market Mileage Fund/sm/

--------------------------------------------------------------------------------

Investment Objective

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies

The Fund seeks its investment objective by investing all of its investable assets in the Money Market Portfolio of the Master Trust.

The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

The Fund will only buy securities with the following credit qualities:

.. rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's
   Investors Service, Inc., at the time of purchase, .. rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or .. unrated securities that are determined to be of equivalent quality by the
   Manager pursuant to guidelines approved by the Board of Trustees.

The Fund invests more than 25% of its total assets in obligations issued by financial services companies. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

--------------------------------------------------------------------------------

      Prospectus                   3                      About the Funds

American Beacon
Money Market Mileage Fund/sm/ -- (continued)

--------------------------------------------------------------------------------

Principal Risk Factors

.. The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.
.. Because the Fund concentrates its assets in financial services companies, factors affecting those companies could have a significant impact on the performance of the Fund.
..  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
.. As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.
.. The yield paid by the Fund may be affected by the Manager's decisions regarding the Fund's average dollar-weighted maturity. If the Manager sets the Fund's maturity target in a manner that does not correlate with the movement of interest rate trends, the Fund's yield could be less than other money market funds.

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.

Investor Profile

This Fund may be suitable for investors who:

.. seek the preservation of capital and to avoid fluctuations in principal, .. desire regular, monthly income from a highly liquid investment, .. require a short-term investment vehicle for cash when making long-term investment decisions,
..  seek a rate of return that is potentially higher than certificates of deposit or savings accounts, or
..  desire to receive miles in the American Airlines AAdvantage program.

--------------------------------------------------------------------------------

      About the Funds                   4                      Prospectus

American Beacon
Money Market Mileage Fund/sm/ -- (continued)

--------------------------------------------------------------------------------

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future. You may call 1-800-388-3344 or visit the Funds' website at www.americanbeaconfunds.com to obtain the Fund's current seven-day yield.



          Total Return for the Calendar Year Ended 12/31 of each Year

                                    [CHART]

  96      97      98      99      00      01      02      03      04      05
------  ------  ------  ------  ------  ------  ------  ------  ------  ------
 5.05%   5.18%   5.11%   4.84%   6.07%   3.76%   1.29%   0.73%   0.93%   2.75%



    Highest Quarterly Return:                      1.56%
      (1/1/96 through 12/31/05)              (3rd Quarter 2000)
    Lowest Quarterly Return:                       0.15%
      (1/1/96 through 12/31/05)  (4th Quarter 2003, 1st & 2nd Quarter 2004)



                                                 Average Annual Total Return
                                                 ---------------------------
                                                     as of 12/31/05
                                                 ---------------------------
                                                 1 Year   5 Years  10 Years
                                                 ------   -------  --------
        Money Market Mileage Fund............... 2.75%     1.88%    3.55%


--------------------------------------------------------------------------------

      Prospectus                   5                      About the Funds

American Beacon
Money Market Mileage Fund/sm/ -- (continued)

--------------------------------------------------------------------------------

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Mileage Fund./1/

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


              Management Fees.............................. 0.10%
              Distribution (12b-1) Fees.................... 0.25
              Other Expenses............................... 0.23
                                                            ----
              Total Annual Fund Operating Expenses......... 0.58%
                                                            ====


/1/ The expense table and the Example below reflect the expenses of both the Fund and the Money Market Portfolio of the Master Trust.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                      1 Year......................... $59


                      3 Years....................... $186
                      5 Years....................... $324
                      10 Years...................... $726


Portfolio Holdings

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

--------------------------------------------------------------------------------

      About the Funds                   6                      Prospectus

American Beacon
U.S. Government
Money Market Mileage Fund/sm/

--------------------------------------------------------------------------------

Investment Objective

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies

The Fund seeks its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio of the Master Trust.

The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements that are collateralized by such obligations and other investment companies that limit their investments to the foregoing securities.

Ordinarily, the Fund will invest the majority of its assets, directly or indirectly, in debt obligations of U.S. Government-sponsored enterprises, including the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal Home Loan Banks ("FHLB"), and Federal Farm Credit Banks ("FFCB"). Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Freddie Mac and FFCB are supported by the right to borrow from the U.S. Treasury, and FHLB and Fannie Mae are supported by the U.S. Treasury's discretionary authority to purchase their securities. The Fund's investments may also include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds) and obligations issued by the Government National Mortgage Association (commonly referred to as Ginnie Mae), which are backed by the full faith and credit of the U.S. Government.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

The Fund has a policy of investing exclusively in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to sharehold-

--------------------------------------------------------------------------------

      Prospectus                   7                      About the Funds

American Beacon
U.S. Government
Money Market Mileage Fund/sm/ -- (continued)

--------------------------------------------------------------------------------

ers at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors

.. The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.
..  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
.. As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.

Investor Profile

This Fund may be suitable for investors who:

.. seek the preservation of capital and to avoid fluctuations in principal, .. desire regular, monthly income from a highly liquid investment, .. require a short-term investment vehicle for cash when making long-term investment decisions,
..  seek a rate of return that is potentially higher than certificates of deposit or savings accounts, or
..  desire to receive miles in the American Airlines AAdvantage program.

--------------------------------------------------------------------------------

      About the Funds                   8                      Prospectus

American Beacon
U.S. Government
Money Market Mileage Fund/sm/ -- (continued)

--------------------------------------------------------------------------------

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future. You may call 1-800-388-3344 or visit the Funds' website at www.americanbeaconfunds.com to obtain the Fund's current seven-day yield.



          Total Return for the Calendar Year Ended 12/31 of each Year

                                    [CHART]

  96      97      98      99      00      01      02      03      04      05
------  ------  ------  ------  ------  ------  ------  ------  ------  ------
 4.91%   5.04%   5.04%   4.62%   5.93%   3.72%   1.06%   0.47%   0.76%   2.53%



             Highest Quarterly Return:             1.54%
               (1/1/96 through 12/31/05)     (3rd Quarter 2000)
             Lowest Quarterly Return:              0.10%
               (1/1/96 through 12/31/05)  (1st & 4th Quarter 2003)



                                                   Average Annual Total Return
                                                   ---------------------------
                                                       as of 12/31/05
                                                   ---------------------------
                                                   1 Year   5 Years  10 Years
                                                   ------   -------  --------
     U.S. Government Money Market Mileage Fund.... 2.53%     1.70%    3.39%


--------------------------------------------------------------------------------


      Prospectus                    9                     About the Funds

American Beacon
U.S. Government
Money Market Mileage Fund/sm/ -- (continued)

--------------------------------------------------------------------------------

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Money Market Mileage Fund./1/

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


               Management Fees......................... 0.10%
               Distribution (12b-1) Fees............... 0.25
               Other Expenses.......................... 0.51
                                                        ----
               Total Annual Fund Operating Expenses.... 0.86%
                                                        ====
               Expense Reimbursement................... 0.16/2/
               Net Expenses............................ 0.70%/3/


/1/ The expense table and the Example below reflect the expenses of both the Fund and the U.S. Government Money Market Portfolio of the Master Trust.

/2/ The Manager has contractually agreed to waive Distribution Fees and reimburse the Fund for Other Expenses through February 28, 2007 to the extent that Total Annual Fund Operating Expenses exceed 0.70%. The contractual expense reimbursement can be changed by approval of a majority of the Fund's Board of Trustees. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003 (the date this reimbursement policy was approved by the Board of Trustees). Such reimbursements to the Manager will be made only if the reimbursement (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed 0.70%.
/3/ The contractual expense limitation excludes interest, taxes, brokerage commissions and extraordinary expenses.


Example


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because the Manager has contractually agreed to reimburse expenses only through February 28, 2007, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for


--------------------------------------------------------------------------------

      About the Funds                   10                     Prospectus

American Beacon
U.S. Government
Money Market Mileage Fund/sm/ -- (continued)

--------------------------------------------------------------------------------


years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                      1 Year.......................... $72


                     3 Years.......................   $258
                     5 Years.......................   $461
                     10 Years...................... $1,046


Portfolio Holdings

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

--------------------------------------------------------------------------------

      Prospectus                   11                     About the Funds

American Beacon
Municipal
Money Market Mileage Fund/sm/

--------------------------------------------------------------------------------

Investment Objective

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies

The Fund seeks its investment objective by investing all of its investable assets in the Municipal Money Market Portfolio of the Master Trust.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities whose interest income is exempt from federal income tax. These securities may be issued by or on behalf of the governments of U.S. states, counties, cities, towns, territories, or public authorities. Most of the securities purchased by the Fund will be guaranteed by the U.S. Government, its agencies, or instrumentalities (although not necessarily backed by the full faith and credit of the U.S. Government); secured by irrevocable letters of credit issued by qualified banks; or guaranteed by one or more municipal bond insurance policies.

The Fund will only buy securities with the following credit qualities:

.. rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's
   Investors Service, Inc., at the time of purchase, .. rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or .. unrated securities that are determined to be of equivalent quality by the
   Manager pursuant to guidelines approved by the Board of Trustees.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

--------------------------------------------------------------------------------

      About the Funds                   12                     Prospectus

American Beacon
Municipal
Money Market Mileage Fund/sm/ -- (continued)

--------------------------------------------------------------------------------

Principal Risk Factors

.. The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.
..  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
.. As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.

Investor Profile

This Fund may be suitable for investors who:

.. seek the preservation of capital and to avoid fluctuations in principal, .. desire regular, monthly income that is generally exempt from Federal income tax,
..  require a short-term investment vehicle for cash when making long-term investment decisions,
..  seek an after-tax rate of return that is potentially higher than certificates of deposit or savings accounts, or .. desire to receive miles in the American Airlines AAdvantage program.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future. You may call 1-800-388-3344 or visit the Funds' website at www.americanbeaconfunds.com to obtain the Fund's current seven-day yield.

--------------------------------------------------------------------------------

      Prospectus                   13                     About the Funds

American Beacon
Municipal
Money Market Mileage Fund/sm/ -- (continued)

--------------------------------------------------------------------------------





          Total Return for the Calendar Year Ended 12/31 of each Year

                                    [CHART]

  96      97      98      99      00      01      02      03      04     05
------  ------  ------  ------  ------  ------  ------  ------  ------ ------
 3.09%   3.23%   3.06%   2.78%   3.63%   2.17%   0.77%   0.57%   0.67%  1.80%


       Highest Quarterly Return:                   0.95%
         (1/1/96 through 12/31/05)           (4th Quarter 2000)
       Lowest Quarterly Return:                    0.10%
         (1/1/96 through 12/31/05)  (3rd Quarter 2003, 1st Quarter 2004)



                                                 Average Annual Total Return
                                                 ---------------------------
                                                     as of 12/31/05
                                                 ---------------------------
                                                 1 Year   5 Years  10 Years
                                                 ------   -------  --------
        Municipal Money Market Mileage Fund..... 1.80%     1.19%    2.17%


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Money Market Mileage Fund./1/

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                 Management Fees......................... 0.10%
                 Distribution (12b-1) Fees............... 0.25
                 Other Expenses.......................... 0.33
                                                          ----
                 Total Annual Fund Operating Expenses.... 0.68%
                                                          ====


/1/ The expense table and the Example below reflect the expenses of both the Fund and the Municipal Money Market Portfolio of the Master Trust.


--------------------------------------------------------------------------------


      About the Funds                   14                     Prospectus

American Beacon
Municipal
Money Market Mileage Fund/sm/ -- (continued)

--------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                      1 Year......................... $69


                      3 Years....................... $218
                      5 Years....................... $379
                      10 Years...................... $847


Portfolio Holdings

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

--------------------------------------------------------------------------------

      Prospectus                   15                     About the Funds

The Manager


The Funds have retained American Beacon Advisors, Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 2005, the Manager had approximately $42.7 billion of assets under management, including approximately $18.7 billion under active management and $24.0 billion as named fiduciary or financial advisor. Approximately $22.6 billion of the Manager's total assets under management were related to AMR Corporation.

The Manager provides or oversees all administrative, investment advisory and portfolio management services to the Funds. The Manager develops the investment program for each Fund and serves as the sole investment advisor to each Fund. As compensation for providing management services, each Fund pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to 0.10% of its net assets. A discussion of the Board's consideration and approval of the Management Agreement between the Funds and the Manager will be available in the Funds' semi-annual report dated June 30, 2006.


The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. However, the Manager does not anticipate that the Funds will engage in securities lending at this time. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

The Manager has discretion to purchase and sell securities for the Funds in accordance with each Fund's objectives, policies, and restrictions. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisors without approval of a Fund's shareholders, but subject to approval by the Boards of Trustees of the Master Trust and the Funds (the "Boards"). The Prospectus will be supplemented if additional investment advisors are retained or the contract with the Manager is terminated.

--------------------------------------------------------------------------------

      About the Funds                   16                     Prospectus

Valuation of Shares

The price of each Fund's shares is based on its net asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Securities held by a Fund are valued in accordance with the amortized cost method, which is designed to enable the Fund to maintain a stable NAV of $1.00 per share.

The NAV of Mileage Class shares will be determined based on a pro rata allocation of the Fund's investment income, expenses and total capital gains and losses. Except for the Municipal Money Market Fund, each Fund's NAV per share is typically determined as of 5:00 p.m. Eastern Time, on each day on which the New York Stock Exchange ("Exchange") is open for business. The NAV per share for the Municipal Money Market Fund is typically determined as of 11:45 a.m. Eastern Time, on each day on which the Exchange is open for business. On days when the financial markets in which the Funds invest close early, the NAV may be calculated as of the earlier close of those markets. In addition to the days the Exchange is closed, the Funds are also not open and no NAV is calculated on Columbus Day and Veterans Day. In certain limited circumstances, a Fund, in its discretion, may designate other days as a business day on which it will accept purchases, redemptions and exchanges.

About Your Investment

--------------------------------------------------------------------------------

Purchase and Redemption of Shares

Eligibility


Mileage Class shares are offered only to individuals and certain grantor trusts. Qualified retirement plans (such as IRAs, Keogh, profit sharing plans) and institutional investors are not eligible to invest in the Funds.


--------------------------------------------------------------------------------

   Prospectus                   17                     About Your Investment

Opening an Account

A completed, signed application is required to open an account. If you are not yet a member of the AAdvantage program, you may join by calling 1-800-882-8880 or by visiting www.aa.com/aadvantage/. You may request a Fund application form by:

..  calling 1-800-388-3344, or
.. visiting the Funds' web site at www.americanbeaconfunds.com and downloading an account application.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. You may also be required to provide trust agreements and Social Security numbers for persons authorized to provide instructions on the account. The Fund is required by law to reject your new account application if the required identifying information is not provided.

Complete the application, sign it and:

                                   Mail to:
                         American Beacon Mileage Funds
                                P.O. Box 219643
                          Kansas City, MO 64121-9643

Purchase Policies

Shares of the Funds are offered and purchase orders are typically accepted until the deadlines listed below on each day on which the Exchange is open for business. In addition, a Fund may, at its discretion, accept orders on days when the Exchange is closed. Shares of the Funds are not offered and orders are not accepted on Columbus Day and Veterans Day.

     Fund                                          Purchase Order Deadline*
     ----                                          ------------------------
     Municipal Money Market                        11:45 a.m. Eastern Time
     Money Market and U.S. Government Money Market  5:00 p.m. Eastern Time

* or such other time as may be designated by the Fund.

If a purchase order is received in good order prior to the applicable Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV per share of the following day that the Fund is open

--------------------------------------------------------------------------------

   About Your Investment                   18                     Prospectus
for business. Each Fund has the right to reject any purchase order or cease offering shares at any time. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The Funds will not accept "starter" checks, credit card checks, money orders, cashier's checks, official checks, or third party checks. No sales charges are assessed on the purchase or sale of Fund shares.

Redemption Policies

Shares of any Fund may be redeemed by telephone, by pre-authorized automatic redemption, via the Funds' website, or by mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption request is received in good order. Wire proceeds from redemption requests received by the following deadlines or by the close of the Exchange (whichever comes first) are generally transmitted to shareholders on the same day. For assistance with completing a redemption request, please call 1-800-388-3344.

                                                      Same Day Proceeds
     Fund                                          Deadline (Eastern Time)
     ----                                          -----------------------
     Money Market and U.S. Government Money Market        3:00 p.m.
     Municipal Money Market                              11:45 a.m.

In any event, proceeds from a redemption request for any Fund will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check or pre-authorized automatic investment may be delayed until the funds have cleared, which may take up to 15 days.

The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or
(iv) by order of the SEC for protection of the Funds' shareholders.

Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund or its corresponding portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares of a Fund generally will be paid at the time of redemption.

--------------------------------------------------------------------------------

   Prospectus                   19                     About Your Investment

Exchange Policies

Shares of the Mileage Class of any Fund may be exchanged for shares of the Mileage Class of another Fund under certain limited circumstances. Since an exchange involves a concurrent purchase and redemption, please review the sections titled Purchase Policies and Redemption Policies for additional limitations that apply to purchases and redemptions. To exchange out of a Fund and into another, a shareholder must have owned shares of the redeeming Fund for at least 15 days. The minimum investment requirement must be met for the Fund into which the shareholder is exchanging. Fund shares may be acquired through exchange only in states in which they can be legally sold.

How to Purchase Shares

By Check
..  The minimum amount to open an account is $2,500. The minimum amount for subsequent investments by check is $50.
..  Make check payable to American Beacon Mileage Funds.
..  Include the shareholder's account number, Fund name and Fund number on the check.
..  Mail check to:
  American Beacon Mileage Funds
  P.O. Box 219643
  Kansas City, MO 64121-9643

By Wire
If your account has been established, you may call 1-800-388-3344 to purchase shares by wire. The minimum amount to open an account is $2,500. The minimum amount for subsequent investments by wire is $500. Send a bank wire to State Street Bank and Trust Co. with these instructions:
..  ABA# 0110-0002-8; AC-9905-342-3,
..  Attn: American Beacon Mileage Funds,
..  the Fund name and Fund number, and
..  shareholder's account number and registration.

--------------------------------------------------------------------------------

   About Your Investment                   20                     Prospectus

By Pre-Authorized Automatic Investment
..  The minimum account size of $2,500 must be met before establishing an automatic investment plan.
.. Fill in required information on the account application, including amount of automatic investment ($50 minimum). Attach a voided check to the account application.
..  You may also establish an automatic investment plan by selecting "My
   Account" at www.americanbeaconfunds.com.
.. Funds will be transferred automatically from your bank account via ACH on or about the 5th day of each month or quarter, depending upon which periods you specify. If you establish your automatic investment plan through www.americanbeaconfunds.com, you can choose the date and frequency of transfer.



By Exchange
.. Send a written request to the address above, call 1-800-388-3344 and use the Automated Voice Response System or speak to a representative, or visit www.americanbeaconfunds.com.
..  A $2,500 minimum is required to establish a new account in another American
   Beacon Mileage Fund by making an exchange.
..  The minimum amount for each exchange is $50.

--------------------------------------------------------------------------------

   Prospectus                   21                     About Your Investment

How to Redeem Shares

By Telephone
..  Call 1-800-388-3344 to request a redemption.
.. Telephone redemption orders are limited to $50,000 within any 30 day period. .. Proceeds will generally be mailed only to the account address of record or transmitted by wire ($500 minimum and $10 fee) to a commercial bank designated on the account application form.

By Mail
Write a letter of instruction including:
..  the Fund name and Fund number,
..  shareholder account number,
.. shares or dollar amount to be redeemed, and .. authorized signature(s) of all persons required to sign for the account.
  Mail to:
  American Beacon Mileage Funds
  P.O. Box 219643
  Kansas City, MO 64121-9643
.. Proceeds will only be mailed to the account address of record or transmitted by wire ($500 minimum and $10 fee) to a commercial bank account designated on the account application form.

To protect the Funds and your account from fraud, a STAMP 2000 Medallion signature guarantee is required for redemption orders:
..  in amounts of $200,000 or more,
.. with a request to send the proceeds to an address or commercial bank account other than the address or commercial bank account designated on the account application, or
.. for an account whose address has changed within the last 30 days if proceeds are sent by check.

The Funds only accept STAMP 2000 Medallion signature guarantees, which may be obtained at most banks, broker-dealers and credit unions. A notary public cannot provide a signature guarantee. Call 1-800-388-3344 for instructions and further assistance.

--------------------------------------------------------------------------------

   About Your Investment                   22                     Prospectus

By Shareholder Draft
..  Choose the check writing feature on the account application or establish via
   www.americanbeaconfunds.com.
..  Minimum check amount is $100.
..  A $2 service fee per check is charged for check copies.

By Pre-Authorized Automatic Redemption
..  Fill in required information on the account application or establish via
   www.americanbeaconfunds.com ($50 minimum).
.. Proceeds will be transferred automatically from your Fund account to your bank account via ACH on or about the 15th day of each month. If you establish automatic redemption through www.americanbeaconfunds.com, you can choose the date and frequency of transfer.

By Exchange
.. Send a written request to the address above, call 1-800-388-3344 and use the Automated Voice Response System or speak to a representative, or visit www.americanbeaconfunds.com.
..  A $2,500 minimum is required to establish a new account in another American
   Beacon Mileage Fund by making an exchange.
..  The minimum amount for each exchange is $50.

Via "My Account" on www.americanbeaconfunds.com
.. Proceeds will only be mailed to the account address of record, transmitted by wire to a commercial bank account designated on the account application form or transferred via ACH to your bank account as designated on the account application form.
..  If bank instructions were not included on the account application form, please call 1-800-388-3344 to establish bank instructions.
..  The minimum amount is $500 for a wire and $50 for a check or ACH.
..  A $10 fee is charged for each wire.

--------------------------------------------------------------------------------

   Prospectus                   23                     About Your Investment

General Policies

If a shareholder's account balance in any Fund falls below $2,500, the shareholder may be asked to increase the balance. If the account balance remains below $2,500 after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder. The Manager reserves the right to charge an annual account fee of $12 (to offset the costs of servicing accounts with low balances) if an account balance falls below certain asset levels.

A STAMP 2000 Medallion signature guarantee may be required in order to change an account's registration or banking instructions. You may obtain a STAMP 2000 Medallion signature guarantee at most banks, broker-dealers and credit unions, but not from a notary public.

The following policies apply to instructions you may provide to the Funds by telephone:

.. The Funds, their officers, trustees, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.
..  The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.
.. Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Funds reserve the right to:

.. liquidate a shareholder's account at the current day's NAV and remit proceeds via check if the Funds are unable to verify the shareholder's identity within three business days of account opening,
.. modify or terminate the exchange privilege at any time, and .. seek reimbursement from the shareholder for any related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.


The Funds have authorized certain third party financial intermediaries, such as broker-dealers, third party administrators and trust companies, to receive purchase and redemption orders on behalf of the Funds and to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds. A Fund is deemed to have received such orders when they are received by the financial intermediaries or their designees. Thus, an order to purchase or sell Fund shares will be priced at the Fund's next determined NAV after receipt by the financial intermediary or its designee.


Third parties who offer Fund shares may charge transaction fees and set different minimum investments or limitations on purchasing or redeeming shares.

--------------------------------------------------------------------------------

   About Your Investment                   24                     Prospectus

Frequent Purchases and Redemptions

The Funds are intended to serve as short-term investment vehicles providing daily liquidity to shareholders. As such, the Funds' Board of Trustees has determined not to adopt policies to deter short-term trading of Fund shares. The Manager attempts to maintain sufficient liquidity for each Fund to satisfy redemption requests. In the event of large net redemptions, due to frequent trading activity or other circumstances, the Manager may be required to sell portfolio securities before maturity, possibly causing a Fund to underperform other similar money market funds.

Distributions and Taxes


The Funds distribute most or all of their net earnings in the form of dividends from net investment income, which are declared daily and paid monthly, and distributions of realized net capital gains, if any. Except for "exempt-interest dividends" (see below) paid by the Municipal Money Market Fund, dividends and distributions of net realized gains are taxable as ordinary income. None of the Funds' distributions are expected to be eligible for the 15% maximum federal income tax rate applicable to individual shareholders' "qualified dividend income" or net capital gains or for the dividends-received deduction available to corporations. However, the portion of a Fund's dividends derived from its investments in certain direct U.S. Government obligations is generally exempt from state and local income taxes. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Distributions declared in each month are paid to shareholders on the first business day of the following month.


The Municipal Money Market Fund expects to designate most of its distributions as "exempt-interest dividends," which a shareholder may exclude from gross income. If the Fund earns taxable income from any of its investments, that income will be distributed as a taxable dividend. If the Fund invests in private activity obligations, its shareholders will be required to treat a portion of the exempt-interest dividends they receive as a "tax preference item" in determining their liability for the federal alternative minimum tax. Some states exempt from income tax the interest on their own obligations and on obligations of governmental agencies and municipalities in the state; accordingly, each year shareholders will receive tax information on the Fund's exempt-interest income by state.

This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax advisors regarding specific questions as to the effect of federal, state and local income taxes on an investment in the Funds.

--------------------------------------------------------------------------------

   Prospectus                   25                     About Your Investment

AAdvantage(R) Miles

The AAdvantage program offers its members the opportunity to obtain upgrades and travel awards on American Airlines and AAdvantage airline participants, as well as upgrades and discounts on car rentals and hotel accommodations. For more information about the AAdvantage program, call American Airlines at 1-800-882-8880 or visit www.aa.com/aadvantage/.


AAdvantage travel awards ("miles") will be posted monthly in arrears to each shareholder's AAdvantage account based on the shareholder's average daily account balance during the previous month. Miles are posted at an annual rate of one mile per $10 maintained in a Fund. Mileage is calculated on the average daily balance and posted monthly. The average daily balance is calculated by adding each day's balance and dividing by the number of days in the month. For example, the average daily balance on a $50,000 account funded on the 16th day of a month having 30 days (and maintained at that balance through the end of the month) would be $25,000. Mileage received for that month would be 208 miles. If the same balance were maintained through the next month, the average daily balance would be $50,000, and the mileage would be 417 miles that month and every month the $50,000 investment was maintained in the Funds. These miles appear on subsequent AAdvantage program statements. You may request mileage credit for past, eligible transactions up to 12 months from the transaction date. Transactions prior to your enrollment in the AAdvantage program are not eligible for mileage credit.


In the case of trust accounts, AAdvantage miles will be posted only in a trustee's individual name, and not in the name of the trust account. Before investing in a Fund, trustees of trust accounts should consult their own legal and tax advisors as to the tax effect of this arrangement and whether this arrangement is consistent with their legal duties as trustees. American Airlines has informed the Funds that in administering an AAdvantage member's AAdvantage account, it shall not be required to distinguish between AAdvantage miles accumulated by the individual in his/her capacity as trustee to a trust account from AAdvantage miles accumulated in an individual capacity or from other sources.

The Manager reserves the right to discontinue the posting of AAdvantage miles or to change the mileage calculation at any time upon notice to Fund shareholders. American Airlines may, in its discretion, change the AAdvantage program rules, regulations, travel awards, and special offers at any time with or without notice. This

--------------------------------------------------------------------------------

   About Your Investment                   26                     Prospectus
means that the accumulation of mileage credit does not entitle members to any vested rights with respect to such mileage credits, awards or program benefits. In accumulating mileage or awards, members may not rely upon the continued availability of any award or award level, and members may not be able to obtain all offered awards for all destinations or on all flights. Any award may be withdrawn or subject to increased mileage requirements or new restrictions at any time.

American Airlines may, among other things, (i) withdraw, limit, modify, or cancel any award; (ii) change program benefits, mileage levels, participant affiliations, conditions of participation, rules for earning, redeeming, retaining or forfeiting mileage credit, or rules for the use of travel awards; or (iii) add travel embargo dates, limit the number of seats available for award travel (including, but not limited to, allocating no seats on certain flights) or otherwise restrict the continued availability of travel awards or special offers. American may make any one or more of these changes at any time even though such changes may affect your ability to use the mileage credit or awards that you have already accumulated. American Airlines reserves the right to end the AAdvantage program with six months notice. AAdvantage travel awards, accrued mileage credits and special offers are subject to government regulations. American Airlines is not responsible for products and services offered by other participating companies. Any departure fee, immigration fee, tax liability or passenger facility charge is the responsibility of the passenger and/or the AAdvantage member.

--------------------------------------------------------------------------------

   Prospectus                   27                     About Your Investment

Additional Information

--------------------------------------------------------------------------------

Distribution of Fund Shares

The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by the Manager in accordance with the Management and Administrative Services Agreement to be used for the sale and distribution of Fund shares. The Plan provides that each Fund will pay 0.25% per annum of its average daily net assets to the Manager (or another entity approved by the Board of Trustees of the Funds) for distribution-related services. The primary expenses expected to be incurred under the Plan are advertising and participation in the AAdvantage program. Because these fees are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges and result in costs higher than other types of sales charges.

Master-Feeder Structure

The Funds operate under a master-feeder structure. This means that each Fund is a "feeder" fund that invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

                                  [FLOW CHART]



Each Fund can withdraw its investment in its corresponding portfolio at any time if the Board of Trustees of the Funds determines that it is in the best interest of the Fund and its shareholders to do so. A change in a portfolio's fundamental objective, policies and restrictions, which is not approved by the shareholders of its corresponding Fund could require that Fund to redeem its interest in the portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as

--------------------------------------------------------------------------------

   Additional Information                   28                     Prospectus
opposed to a cash distribution) by the portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Fund withdraws its investment in its corresponding portfolio, the Fund's assets will be invested directly in investment securities or in another master fund, according to the investment policies and restrictions described in this Prospectus.

Portfolio Holdings

A complete listing of holdings for each Fund's corresponding portfolio is made available on the Funds' website on a monthly basis. The holdings information is generally posted to the website approximately thirty days after the end of each month and remains available for six months thereafter. To access a list of holdings, go to www.americanbeaconfunds.com and select "Monthly Fund Holdings" under the "I want info on . . . " menu on the home page.

Delivery of Documents

If you invest in the Funds through a financial institution, you may be able to receive the Funds' regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

Financial Highlights

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in each Fund's table represent the rate that an investor would have earned on an investment in that Fund (assuming reinvestment of all dividends and distributions). Each Fund's financial highlights were audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Funds' financial statements, is found in the Funds' Annual Report, which you may obtain upon request.

--------------------------------------------------------------------------------

   Prospectus                   29                     Additional Information

                                                   Money Market Mileage Fund-Mileage Class
                                                 -------------------------------------------
                                                           Year Ended December 31,
                                                 -------------------------------------------
For a share outstanding                            2005     2004     2003     2002     2001
throughout the period:                           -------  -------  -------  -------  -------
Net asset value, beginning of period............ $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                                 -------  -------  -------  -------  -------
Income from investment operations:
  Net investment income/A/......................    0.03     0.01     0.01     0.01     0.04
  Net realized gain on investments..............   --/B/    --/B/    --/B/    --/B/    --/B/
                                                 -------  -------  -------  -------  -------
Total income from investment operations.........    0.03     0.01     0.01     0.01     0.04
                                                 -------  -------  -------  -------  -------
Less distributions:
  Dividends from net investment income..........   (0.03)   (0.01)   (0.01)   (0.01)   (0.04)
  Distributions from net realized gain on
   investments..................................   --/B/    --/B/    --/B/    --/B/    --/B/
                                                 -------  -------  -------  -------  -------
Total distributions.............................   (0.03)   (0.01)   (0.01)   (0.01)   (0.04)
                                                 -------  -------  -------  -------  -------
Net asset value, end of period.................. $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                                 =======  =======  =======  =======  =======
Total return....................................    2.75%    0.93%    0.73%    1.29%    3.76%
                                                 =======  =======  =======  =======  =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)...... $50,684  $45,475  $49,053  $63,884  $86,910
  Ratios to average net assets (annualized)/A/:
   Expenses, net of waivers.....................    0.58%    0.51%    0.51%    0.63%    0.63%
   Expenses, before waivers.....................    0.58%    0.51%    0.51%    0.63%    0.63%
   Net investment income, net of waivers........    2.73%    0.91%    0.74%    1.29%    3.74%
   Net investment income, before waivers........    2.73%    0.91%    0.74%    1.29%    3.74%



/A/ The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Money Market Portfolio of the American Beacon Master Trust.

/B/  Amount is less than $0.01 per share.


--------------------------------------------------------------------------------

   Additional Information                   30                     Prospectus

                                                        U.S. Government Money Market
                                                         Mileage Fund-Mileage Class
                                                 ------------------------------------------
                                                           Year Ended December 31,
                                                 ------------------------------------------
For a share outstanding                           2005     2004     2003     2002     2001
throughout the period:                           ------  -------  -------  -------  -------
Net asset value, beginning of period............ $ 1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                                 ------  -------  -------  -------  -------
Income from investment operations:
  Net investment income/A/......................   0.03     0.01     0.01     0.01     0.04
  Net realized gain on investments..............  --/B/    --/B/    --/B/    --/B/    --/B/
                                                 ------  -------  -------  -------  -------
Total income from investment operations.........   0.03     0.01     0.01     0.01     0.04
                                                 ------  -------  -------  -------  -------
Less distributions:
  Dividends from net investment income..........  (0.03)   (0.01)   (0.01)   (0.01)   (0.04)
  Distributions from net realized gain on
   investments..................................  --/B/    --/B/    --/B/    --/B/    --/B/
                                                 ------  -------  -------  -------  -------
Total distributions.............................  (0.03)   (0.01)   (0.01)   (0.01)   (0.04)
                                                 ------  -------  -------  -------  -------
Net asset value, end of period.................. $ 1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                                 ======  =======  =======  =======  =======
Total return....................................   2.53%    0.76%    0.47%    1.06%    3.72%
                                                 ======  =======  =======  =======  =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)...... $9,904  $10,979  $12,126  $19,636  $17,798
  Ratios to average net assets (annualized)/A/:
   Expenses, net of waivers.....................   0.77%    0.65%    0.77%    0.79%    0.62%
   Expenses, before waivers.....................   0.86%    0.65%    0.77%    0.80%    0.70%
   Net investment income, net of waivers........   2.49%    0.75%    0.46%    1.06%    3.66%
   Net investment income, before waivers........   2.40%    0.75%    0.46%    1.05%    3.58%



/A/ The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the U.S. Government Money Market Portfolio of the American Beacon Master Trust.

/B/  Amount is less than $0.01 per share.


--------------------------------------------------------------------------------

   Additional Information                   31                     Prospectus

                                                            Municipal Money Market
                                                          Mileage Fund-Mileage Class
                                                 -------------------------------------------
                                                           Year Ended December 31,
                                                 -------------------------------------------
For a share outstanding                            2005     2004     2003     2002     2001
throughout the period:                           -------  -------  -------  -------  -------
Net asset value, beginning of period............ $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                                 -------  -------  -------  -------  -------
  Net investment income/A/......................    0.02     0.01     0.01     0.01     0.02
  Less dividends from net investment income.....   (0.02)   (0.01)   (0.01)   (0.01)   (0.02)
                                                 -------  -------  -------  -------  -------
Net asset value, end of period.................. $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                                 =======  =======  =======  =======  =======
Total return....................................    1.80%    0.67%    0.57%    0.77%    2.17%
                                                 =======  =======  =======  =======  =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)...... $21,822  $25,161  $25,532  $24,911  $25,792
  Ratios to average net assets (annualized)/A/:
   Expenses, net of waivers.....................    0.68%    0.61%    0.59%    0.74%    0.65%
   Expenses, before waivers.....................    0.68%    0.61%    0.59%    0.79%    0.78%
   Net investment income, net of waivers........    1.78%    0.65%    0.57%    0.77%    2.15%
   Net investment income, before waivers........    1.78%    0.65%    0.57%    0.72%    2.02%



/A/ The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Municipal Money Market Portfolio of the American Beacon Master Trust.


--------------------------------------------------------------------------------

   Prospectus                   32                     Additional Information

                                                                         533225
Additional Information

--------------------------------------------------------------------------------
Additional information about the Funds is found in the documents listed below. Request a free copy of these documents by calling 1-800-388-3344 or you may access them on the Funds' website at www.americanbeaconfunds.com.

                                    [GRAPHIC]



                                    [GRAPHIC]



To obtain more information about the Funds:


 [GRAPHIC]                              [GRAPHIC]


             BY TELEPHONE:                            BY MAIL:
          Call 1-800-388-3344                   American Beacon Funds
                                           4151 Amon Carter Blvd., MD 2450
                                                Fort Worth, TX 76155

 [GRAPHIC]                              [GRAPHIC]


              BY E-MAIL:                          ON THE INTERNET:
  american_beacon.funds@ambeacon.com            Visit our website at
                                             www.americanbeaconfunds.com
                                        Visit the SEC website at www.sec.gov



The SAI and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to: SEC's Public Reference Section, 100 F Street NE, Washington, D.C. 20549. The SAI and other information about the Funds may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling the SEC at (202) 551-8090.


Fund Service Providers:

                                    [GRAPHIC]

CUSTODIAN                         TRANSFER AGENT
State Street Bank                 Boston Financial
  and Trust                         Data Services
Boston, Massachusetts             Kansas City, Missouri

INDEPENDENT REGISTERED            DISTRIBUTOR
PUBLIC ACCOUNTING FIRM            Foreside Fund Services
Ernst & Young LLP                 Portland, Maine
Chicago, Illinois
[LOGO] American Beacon
         MILEAGE FUNDS (TM)


                           SEC File Number 811-9018

American Airlines, Inc. is not responsible for investments made in the American Beacon Mileage Funds. American Beacon Mileage Funds is a service mark of AMR Corporation. Mileage Class is a registered service mark of American Beacon Advisors, Inc. American Beacon Money Market Mileage Fund, American Beacon Municipal Money Market Mileage Fund, and American Beacon U.S. Government Money Market Mileage Fund are service marks of American Beacon Advisors, Inc.


--------------------------------------------------------------------------------

   Additional Information                                          Prospectus

      (AMERICAN BEACON FUNDS LOGO)          (AMERICAN BEACON MILEAGE FUNDS LOGO)

            G U I D A N C E  |  V I S I O N  |  E X P E R I E N C E

                              (LIGHTHOUSE GRAPHIC)





               PRIVACY POLICY

               March 1, 2006 Prospectus Enclosed



               PLATINUM CLASS

               AMERICAN BEACON FUNDS
               Money Market Fund
               Municipal Money Market Fund
               U.S. Government Money Market Fund

               AMERICAN BEACON MILEAGE FUNDS
               Money Market Mileage Fund
               Municipal Money Market Mileage Fund
               U.S. Government Money Market Mileage Fund

               AVAILABLE THROUGH

               (TD WATERHOUSE LOGO)
               TD WATERHOUSE INVESTOR SERVICES, INC., MEMBER NYSE/SIPC


               This page is not part of the Prospectus.





      (AMERICAN BEACON FUNDS LOGO)          (AMERICAN BEACON MILEAGE FUNDS LOGO)


            G U I D A N C E  |  V I S I O N  |  E X P E R I E N C E

                              (LIGHTHOUSE GRAPHIC)



               PROSPECTUS

               March 1, 2006


               PLATINUM CLASS

               AMERICAN BEACON FUNDS
               Money Market Fund
               Municipal Money Market Fund
               U.S. Government Money Market Fund

               AMERICAN BEACON MILEAGE FUNDS
               Money Market Mileage Fund
               Municipal Money Market Mileage Fund
               U.S. Government Money Market Mileage Fund

               AVAILABLE THROUGH

               (TD WATERHOUSE LOGO)
               TD WATERHOUSE INVESTOR SERVICES, INC., MEMBER NYSE/SIPC


               The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund's prospectus is accurate or complete, nor does it judge the investment merit of the Funds. To state otherwise is a criminal offense.




     TABLE OF CONTENTS
--------------------------

    About the Funds
    Overview....................................................    3
    Investment Objective........................................    4
    Principal Strategies........................................    4
    Principal Risk Factors......................................    7
    Investor Profile............................................    8
    Historical Performance......................................    8
    Fees and Expenses...........................................   15
    Examples....................................................   16
    Portfolio Holdings..........................................   16
    The Manager.................................................   16
    Valuation of Shares.........................................   17
    About Your Investment
    Purchase and Redemption of Shares...........................   18
    Frequent Purchases and Redemptions..........................   22
    Distributions and Taxes.....................................   22
    AAdvantage(R) Miles.........................................   23
    Additional Information
    Distribution of Fund Shares.................................   26
    Master-Feeder Structure.....................................   26
    Portfolio Holdings..........................................   27
    Delivery of Documents.......................................   27
    Financial Highlights........................................   28
    Additional Information...............................  Back Cover


--------------------------------------------------------------------------------

About the Funds                         2                             Prospectus

ABOUT THE FUNDS
---------------

OVERVIEW

-------- The American Beacon Funds (the "Beacon Funds") and the American Beacon Mileage Funds (the "Mileage Funds") are managed by American Beacon Advisors, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation. The Manager is the sole investment advisor to the funds in this Prospectus.


                             The Beacon Funds and Mileage Funds in this
                             Prospectus (collectively, the "Funds") operate under a master-feeder structure. This means that each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the American Beacon Master Trust (the "Master Trust"), formerly known as the AMR Investment Services Trust, that has a similar name and identical investment objective. Throughout this Prospectus, statements regarding investments by a Fund refer to investments made by its corresponding portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its portfolio, unless stated otherwise. See "Master-Feeder Structure".

                             Each shareholder of the Mileage Funds will receive American Airlines(R) AAdvantage(R) travel awards program ("AAdvantage") miles.(1) AAdvantage miles will be posted monthly to each shareholder's AAdvantage account at an annual rate of one mile for every $10 invested in the Fund. See "AAdvantage Miles".

---------------

(1) American Airlines and AAdvantage are registered trademarks of American Airlines, Inc.

--------------------------------------------------------------------------------

Prospectus                              3                        About the Funds

Money Market Funds ("Taxable Funds")
-----------------------------------------
American Beacon Money Market Fund
American Beacon Money Market Mileage Fund

Municipal Money Market Funds ("Municipal Funds")
------------------------------------------------
American Beacon Municipal Money Market Fund
American Beacon Municipal Money Market Mileage Fund

U.S. Government Money Market Funds ("Government Funds")
-------------------------------------------------------
American Beacon U.S. Government Money Market Fund
American Beacon U.S. Government Money Market Mileage Fund
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE            Current income, liquidity and the maintenance of
--------------------            a stable price of $1.00 per share.
(All Funds)


PRINCIPAL STRATEGIES            Each Taxable Fund invests exclusively in high
--------------------            quality variable or fixed rate, U.S.
(Taxable Funds)                 dollar-denominated short-term money market
                                instruments. These securities may include
                                obligations of the U.S. Government, its agencies
                                and instrumentalities (some of which are not
                                backed by the full faith and credit of the U.S.
                                Government); corporate debt securities, such as
                                commercial paper, master demand notes, loan
                                participation interests, medium-term notes and
                                funding agreements; Yankeedollar and Eurodollar
                                bank certificates of deposit, time deposits, and
                                bankers' acceptances; asset-backed securities;
                                and repurchase agreements involving the
                                foregoing obligations.

                                Each Taxable Fund will only buy securities with the following credit qualities:

                                - rated in the highest short-term categories by
                                  two rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,
                                - rated in the highest short-term category by
                                  one rating organization if the securities are rated only by one rating organization, or


--------------------------------------------------------------------------------

About the Funds                         4                             Prospectus

                             - unrated securities that are determined to be of
                               equivalent quality by the Manager pursuant to guidelines approved by that Fund's Board of Trustees.

                             Each Taxable Fund invests more than 25% of its total assets in obligations issued by financial services companies. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, a Taxable Fund may not maintain this concentration.

                             Securities purchased by each Taxable Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of each Taxable Fund will not exceed 90 days.

(Municipal Funds)            Under normal market conditions, each Municipal Fund
                             invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities whose interest income is exempt from federal income tax. These securities may be issued by or on behalf of the governments of U.S. states, counties, cities, towns, territories, or public authorities. Most of the securities purchased by each Municipal Fund will be guaranteed by the U.S.
                             Government, its agencies, or instrumentalities
                             (although not necessarily backed by the full faith and credit of the U.S. Government); secured by irrevocable letters of credit issued by qualified banks; or guaranteed by one or more municipal bond insurance policies.

                             Each Municipal Fund will only buy securities with the following credit qualities:

                             - rated in the highest short-term categories by two
                               rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,

--------------------------------------------------------------------------------

Prospectus                              5                        About the Funds

                             - rated in the highest short-term category by one
                               rating organization if the securities are rated only by one rating organization, or

                             - unrated securities that are determined to be of
                               equivalent quality by the Manager pursuant to guidelines approved by that Fund's Board of Trustees.

                             Securities purchased by each Municipal Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of each Municipal Fund will not exceed 90 days.

(Government Funds)           Each Government Fund invests exclusively in
                             obligations issued or guaranteed by the U.S.
                             Government, its agencies or instrumentalities, repurchase agreements that are collateralized by such obligations and other investment companies that limit their investments to the foregoing securities.

                             Ordinarily, each Government Fund will invest the majority of its assets, directly or indirectly, in debt obligations of U.S. Government-sponsored enterprises, including the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal Home Loan Banks ("FHLB"), and Federal Farm Credit Banks ("FFCB"). Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Freddie Mac and FFCB are supported by the right to borrow from the U.S. Treasury, and FHLB and Fannie Mae are supported by the U.S. Treasury's discretionary authority to purchase their securities. Each Government Fund's investments may also include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds) and obligations issued by the Government National Mortgage Association (commonly referred to as Ginnie Mae), which are backed by the full faith and credit of the U.S. Government.


--------------------------------------------------------------------------------

About the Funds                         6                             Prospectus

                             Securities purchased by each Government Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of each Government Fund will not exceed 90 days.

                             Each Government Fund has a policy of investing exclusively in securities that are consistent with the Fund's name. If a Government Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


PRINCIPAL RISK FACTORS       - The yield paid by each Fund is subject to
----------------------         changes in interest rates. As a result, there
(All Funds)                    is risk that a decline in short-term interest
                               rates would lower its yield and the overall
                               return on your investment.

                             - Although each Fund seeks to preserve the value of
                               your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                             - As with any money market fund, there is the risk
                               that the issuers or guarantors of securities owned by each Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from each Fund.

                             Your investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.

(Taxable Funds)              - Because the Taxable Funds concentrate their
                               assets in financial services companies, factors affecting those companies could have a significant impact on the performance of the Taxable Funds.

                             - The yield paid by each Taxable Fund may be
                               affected by the Manager's decisions regarding the Taxable Funds' average dollar-weighted maturity. If the Manager sets the Taxable Funds' maturity target in a man-

--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds

                               ner that does not correlate with the movement of interest rate trends, a Taxable Fund's yield could be less than other money market funds.


INVESTOR PROFILE             All of the Funds may be suitable for investors
--------------------         who:
(All Funds)                  - seek the preservation of capital and to avoid
                               fluctuations in principal,

                             - desire regular, monthly income from a highly
                               liquid investment,

                             - require a short-term investment vehicle for cash
                               when making long-term investment decisions, or

                             - seek a rate of return that is potentially higher
                               than certificates of deposit or savings accounts.

(Municipal Funds)            The Municipal Funds may be suitable for investors
                             who:

                             - desire regular, monthly income that is generally
                               exempt from Federal income tax or

                             - seek an after-tax rate of return that is
                               potentially higher than certificates of deposit or savings accounts.

(Mileage Funds)              The Mileage Funds may be suitable for investors who
                             desire to receive miles in the American Airlines
                             AAdvantage program.

HISTORICAL PERFORMANCE
----------------------       The bar charts and tables below provide an
                             indication of risk by showing how each Fund's performance has varied from year to year. Neither the bar charts nor the performance tables that follow are intended to indicate how the Funds will perform in the future. You may call 1-800-388-3344 or visit the Funds' website at www.americanbeaconfunds.com to obtain each Fund's current seven-day yield.


--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus


American Beacon

Money Market Fund (sm)

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

96..........................................................  4.77%
97..........................................................  4.90%
98..........................................................  4.82%
99..........................................................  4.41%
00..........................................................  5.69%
01..........................................................  3.45%
02..........................................................  0.98%
03..........................................................  0.25%
04..........................................................  0.46%
05..........................................................  2.33%



Highest Quarterly Return:                     1.48%
  (1/1/96 through 12/31/05)             (3rd Quarter 2000)
Lowest Quarterly Return:                      0.03%
  (1/1/96 through 12/31/05)    (4th Quarter 2003, 2nd Quarter 2004)



                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/05
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
MONEY MARKET FUND..........................................  2.33%      1.49%      3.19%



--------------------------------------------------------------------------------

Prospectus                              9                        About the Funds


American Beacon
Money Market Mileage
Fund(sm) The Platinum Class of the Fund began offering its shares on January 29, 1996. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on November 1, 1995. In the chart and tables below, performance results prior to January 29, 1996 are for the older class. Because the other class had lower expenses, its performance was better than the PlatinumClass of the Fund would have realized in the same period.


                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

96..........................................................    4.65%
97..........................................................    4.74%
98..........................................................    4.67%
99..........................................................    4.30%
00..........................................................    5.57%
01..........................................................    3.32%
02..........................................................    0.81%
03..........................................................    0.12%
04..........................................................    0.32%
05..........................................................    2.14%



Highest Quarterly Return:                         1.45%
  (1/1/96 through 12/31/05)                 (3rd Quarter 2000)
Lowest Quarterly Return:                          0.01%
  (1/1/96 through 12/31/05)  (3rd & 4th Quarter 2003, 1st & 2nd Quarter 2004)



                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/05
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
MONEY MARKET MILEAGE FUND..................................  2.14%      1.33%      3.04%



--------------------------------------------------------------------------------

About the Funds                        10                             Prospectus


American Beacon
Municipal Money Market
Fund(sm)

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

96..........................................................  2.78%
97..........................................................  2.83%
98..........................................................  2.64%
99..........................................................  2.34%
00..........................................................  3.21%
01..........................................................  1.82%
02..........................................................  0.51%
03..........................................................  0.20%
04..........................................................  0.31%
05..........................................................  1.49%



Highest Quarterly Return:                        0.86%
  (1/1/96 through 12/31/05)                (4th Quarter 2000)
Lowest Quarterly Return:                         0.03%
  (1/1/96 through 12/31/05)    (3rd Quarter 2003, 1st & 2nd Quarter 2004)



                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/05
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
MUNICIPAL MONEY MARKET FUND................................  1.49%      0.86%      1.81%



--------------------------------------------------------------------------------

Prospectus                             11                        About the Funds


American Beacon
Municipal Money Market
Mileage Fund(sm)             The Platinum Class of the Fund began offering its
                             shares on November 1, 1999. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on November 1, 1995. In the chart and table below, performance results prior to November 1, 1999 are for the older class. Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period.


                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

96..........................................................  3.09%
97..........................................................  3.23%
98..........................................................  3.06%
99..........................................................  2.69%
00..........................................................  3.05%
01..........................................................  1.72%
02..........................................................  0.35%
03..........................................................  0.07%
04..........................................................  0.19%
05..........................................................  1.28%



Highest Quarterly Return:                           0.86%
  (1/1/96 through 12/31/05)                   (2nd Quarter 1997)
Lowest Quarterly Return:                            0.01%
  (1/1/96 through 12/31/05)    (3rd & 4th Quarter 2003, 1st & 2nd Quarter 2004)



                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/05
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
MUNICIPAL MONEY MARKET MILEAGE FUND........................  1.28%      0.72%      1.86%



--------------------------------------------------------------------------------

About the Funds                        12                             Prospectus


American Beacon

U.S. Government Money
Market Fund(sm)

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

96..........................................................    4.51%
97..........................................................    4.65%
98..........................................................    4.62%
99..........................................................    4.20%
00..........................................................    5.53%
01..........................................................    3.37%
02..........................................................    0.90%
03..........................................................    0.24%
04..........................................................    0.42%
05..........................................................    2.30%



Highest Quarterly Return:                        1.44%
  (1/1/96 through 12/31/05)                (3rd Quarter 2000)
Lowest Quarterly Return:                         0.03%
  (1/1/96 through 12/31/05)    (4th Quarter 2003, 1st & 2nd Quarter 2004)



                                                            AVERAGE ANNUAL TOTAL RETURN
                                                           -----------------------------
                                                                  AS OF 12/31/05
                                                           -----------------------------
                                                           1 YEAR    5 YEARS    10 YEARS
                                                           ------    -------    --------
U.S. GOVERNMENT MONEY MARKET FUND........................  2.30%      1.44%      3.06%



--------------------------------------------------------------------------------

Prospectus                             13                        About the Funds


American Beacon
U.S. Government Money
Market Mileage Fund(sm)      The Platinum Class of the Fund began offering its
                             shares on November 1, 1999. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on November 1, 1995. In the chart and table below, performance results prior to November 1, 1999 are for the older class. Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period.


                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

96..........................................................    4.91%
97..........................................................    5.04%
98..........................................................    5.04%
99..........................................................    4.55%
00..........................................................    5.47%
01..........................................................    3.22%
02..........................................................    0.69%
03..........................................................    0.09%
04..........................................................    0.29%
05..........................................................    2.09%



Highest Quarterly Return:                        1.42%
  (1/1/96 through 12/31/05)                (3rd Quarter 2000)
Lowest Quarterly Return:                         0.01%
  (1/1/96 through 12/31/05)    (3rd & 4th Quarter 2003, 2nd Quarter 2004)



                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/05
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
U.S. GOVERNMENT MONEY MARKET MILEAGE FUND..................   2.09%     1.27%       3.12%



--------------------------------------------------------------------------------

About the Funds                        14                             Prospectus

FEES AND EXPENSES
-----------------            This table describes the fees and expenses that you
                             may pay if you buy and hold shares of each Fund.
                             The expense table and the Examples below reflect the expenses of each Fund and its corresponding portfolio of the Master Trust.


                                                                                                U.S.
                                                                    MUNICIPAL      U.S.      GOVERNMENT
                                               MONEY    MUNICIPAL     MONEY     GOVERNMENT     MONEY
                                     MONEY    MARKET      MONEY      MARKET       MONEY        MARKET
                                     MARKET   MILEAGE    MARKET      MILEAGE      MARKET      MILEAGE
                                     ------   -------   ---------   ---------   ----------   ----------
Management Fees....................  0.10%     0.10%      0.10%       0.10%       0.10%        0.10%
Distribution (12b-1) Fees..........  0.25%     0.25%      0.25%       0.25%       0.25%        0.25%
Other Expenses.....................  0.71%     0.84%      1.20%       0.97%       0.90%        1.13%
                                     -----     -----      -----       -----       -----        -----
Total Annual Fund Operating
  Expenses.........................  1.06%     1.19%      1.55%       1.32%       1.25%        1.48%
                                     =====     =====      =====       =====       =====        =====
Fee Waiver and/or Expense
  Reimbursement....................   0.07(1)     --      0.56%(1)    0.12%(2)    0.26%(1)     0.28%(2)
Net Expenses.......................  0.99%     1.19%      0.99%       1.20%       0.99%        1.20%



(1) The Manager has contractually agreed to waive Distribution Fees and reimburse the Fund for Other Expenses through February 28, 2007 to the extent that the Fund's Total Annual Fund Operating Expenses exceed 0.99%. The contractual fee waiver can be changed by approval of a majority of the Fund's Board of Trustees without the approval of shareholders. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003 (the date this reimbursement policy was approved by the Board of Trustees). Such reimbursements to the Manager will be made only if the reimbursement (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed 0.99%. The contractual expense limitation excludes interest, taxes, brokerage commissions and extraordinary expenses.



(2) The Manager has contractually agreed to waive Distribution Fees and reimburse the Fund for Other Expenses through February 28, 2007 to the extent that the Fund's Total Annual Fund Operating Expenses exceed 1.20%. The contractual fee waiver can be changed by approval of a majority of the Fund's Board of Trustees without the approval of shareholders. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003 (the date this reimbursement policy was approved by the Board of Trustees). Such reimbursements to the Manager will be made only if the reimbursement (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed 1.20%. The contractual expense limitation excludes interest, taxes, brokerage commissions and extraordinary expenses.



--------------------------------------------------------------------------------

Prospectus                             15                        About the Funds

EXAMPLES
-------- These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                        ------   -------   -------   --------
                              Money Market*...........................   $101     $330      $578      $1,288
                              Money Market Mileage....................   $121     $378      $654      $1,443
                              Municipal Money Market*.................   $101     $435      $792      $1,798
                              Municipal Money Market Mileage*.........   $122     $406      $712      $1,580
                              U.S. Government Money Market*...........   $101     $371      $661      $1,488
                              U.S. Government Money Market Mileage*...   $122     $440      $781      $1,744



                             * The Manager has contractually agreed to waive
                               fees and reimburse expenses only through February 28, 2007. Therefore, net expenses are used to calculate the costs in the first year, and total fund expenses are used to calculate costs in the remaining nine years.


PORTFOLIO HOLDINGS
-------- A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



THE MANAGER
-----------                  The Funds have retained American Beacon Advisors,
                             Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth,
                             Texas 76155, is a wholly owned subsidiary of AMR
                             Corporation. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 2005, the Manager had approximately $42.7 billion of assets under management, including approximately $18.7 billion under active management and $24.0 billion as named fiduciary or financial advisor. Approximately


--------------------------------------------------------------------------------

About the Funds                        16                             Prospectus


                             $22.6 billion of the Manager's total assets under management were related to AMR Corporation.



                             The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager develops the investment programs for each Fund and serves as the sole investment advisor to the Funds. As compensation for providing management services, each Fund pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to the sum of 0.10% of the net assets of the Fund. A discussion of the Board's consideration and approval of the Management Agreement between the Funds and the Manager will be available in the Funds' semi-annual report dated June 30, 2006.


                             The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. However, the Manager does not anticipate that the Funds will engage in securities lending at this time. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

                             The Manager has discretion to purchase and sell securities for the Funds in accordance with each Fund's objectives, policies, and restrictions. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisors without approval of a Fund's shareholders, but subject to approval by the Boards of Trustees of the Beacon Funds, the Mileage Funds and the Master Trust (the "Boards"). The Prospectus will be supplemented if additional investment advisors are retained or the contract with the Manager is terminated.

VALUATION OF SHARES
-------------------          The price of each Fund's shares is based on its net
                             asset value ("NAV") per share. Each Fund's NAV is computed

--------------------------------------------------------------------------------

Prospectus                             17                        About the Funds

                             by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Securities held by a Fund are valued in accordance with the amortized cost method, which is designed to enable the Fund to maintain a stable NAV of $1.00 per share.

                             The NAV of Platinum Class shares will be determined based on a pro rata allocation of the Fund's investment income, expenses and total capital gains and losses. Except for the Municipal Funds, each Fund's NAV per share is typically determined as of 5:00 p.m. Eastern Time, on each day on which the New York Stock Exchange ("Exchange") is open for business. The NAV per share for each Municipal Fund is typically determined as of 11:45 a.m. Eastern Time, on each day on which the Exchange is open for business. On days when the financial markets in which the Funds invest close early, the NAV may be calculated as of the earlier close of those markets. In addition to the days the Exchange is closed, the Funds are closed and no NAV is calculated on Columbus Day and Veterans Day. In certain limited circumstances, a Fund, in its discretion, may designate other days as a business day on which it will accept purchases, redemptions and exchanges.

ABOUT YOUR INVESTMENT
---------------------
PURCHASE AND REDEMPTION OF SHARES
---------------------------------

Eligibility                  Platinum Class shares are offered on a continuous
                             basis at net asset value through selected financial institutions (such as banks and broker-dealers).
                             Shares of the Mileage Funds are offered only to individuals and certain grantor trusts. Qualified retirement plans (such as IRAs, Keogh, profit sharing plans) and institutional investors are not eligible to invest in the Mileage Funds.

Opening an Account           A completed, signed application is required to open
                             an account. Financial institutions may have different procedures for opening an account.
                             Eligible investors in the Mileage Funds can enroll in the American Airlines AAdvantage Program by calling 1-800-882-8880 or by



--------------------------------------------------------------------------------

About Your Investment                  18                             Prospectus

                             visiting www.aa.com/aadvantage/. You may request a Fund application form by calling 1-800-934-4448.

                             To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your financial institution will ask for your name, address, date of birth, and other information that will allow it to identify you. Your financial institution is required by law to reject your new account application if the required identifying information is not provided.

                             Complete the application, sign it and:

                                                  Mail to:
                                    TD Waterhouse Investor Services, Inc.
                                                P.O. Box 2630
                                         Jersey City, NJ 07303-2630

Purchase Policies            Shares of the Funds are offered and purchase orders
                             are typically accepted until the deadlines listed below on each day on which the Exchange is open for business. In addition, a Fund may, at its discretion, accept orders on days when the Exchange is closed. Shares of the Funds are not offered and orders are not accepted on Columbus Day and Veterans Day.

                                                                    PURCHASE ORDER DEADLINE
                               FUND                                     (EASTERN TIME)*
                               ----                                 -----------------------
                               Taxable and
                                 Government Funds                          5:00 p.m.
                               Municipal Funds                            11:45 a.m.



                                   *or such other time as may be designated by the Fund

                             If a purchase order is received in good order prior to the applicable Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV per share of the following day that the Fund is open for business. Each Fund has the right to reject any purchase order or cease offering shares at any time. Checks to


--------------------------------------------------------------------------------

Prospectus                             19                  About Your Investment

                             purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. No sales charges are assessed on the purchase or sale of Fund shares.

Redemption Policies          Shares of any Fund may be redeemed by telephone or
                             mail on any day that the Fund is open for business.
                             The redemption price will be the NAV next determined after a redemption request is received in good order. Any questions regarding what constitutes good order should be directed to the financial institution through which Fund shares were purchased. Wire proceeds from redemption requests received by the following deadlines or by the close of the Exchange (whichever comes first) are generally transmitted to shareholders on the same day.

                                                                        SAME DAY
                                                                    PROCEEDS DEADLINE
                               FUND                                  (EASTERN TIME)
                               ----                                 -----------------
                               Taxable and
                                 Government Funds                       3:00 p.m.
                               Municipal Funds                         11:45 a.m.




                             In any event, proceeds from a redemption request for any Fund will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check may be delayed until the funds have cleared, which may take up to 15 days.

                             The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.

                             Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding


--------------------------------------------------------------------------------

About Your Investment                  20                             Prospectus

                             portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares generally will be paid at the time of redemption.

General Policies             If a shareholder's account balance in any Fund
                             falls below $1,000, the shareholder may be asked to increase the balance. If the account balance remains below $1,000 after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder.

                             A STAMP 2000 Medallion signature guarantee may be required in order to change an account's registration or banking instructions. You may obtain a STAMP 2000 Medallion signature guarantee at most banks, broker-dealers and credit unions, but not from a notary public.

                             The following policies apply to instructions you may provide to the Funds by telephone:

                             - The Funds, their officers, trustees, employees,
                               or agents are not responsible for the
                               authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

                             - The Funds employ procedures reasonably designed
                               to confirm that instructions communicated by telephone are genuine.

                             - Due to the volume of calls or other unusual
                               circumstances, telephone redemptions may be difficult to implement during certain time periods.

                             The Funds reserve the right to:

                             - liquidate a shareholder's account at the current
                               day's NAV and remit proceeds via check if the financial institution is unable to verify the shareholder's identity within three business days of account opening,

                             - modify or terminate the exchange privilege at any
                               time, and

                             - seek reimbursement from the shareholder for any
                               related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.


--------------------------------------------------------------------------------

Prospectus                             21                  About Your Investment


                             The Funds have authorized certain third party financial intermediaries, such as broker-dealers, third party administrators and trust companies, to receive purchase and redemption orders on behalf of the Funds and to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds. A Fund is deemed to have received such orders when they are received by the financial intermediaries or their designees. Thus, an order to purchase or sell Fund shares will be priced at the Fund's next determined NAV after receipt by the financial intermediary or its designee.



                             Financial intermediaries may provide varying arrangements for their clients with respect to the purchase and redemption of Platinum Class shares. Shares purchased through financial intermediaries may be subject to transaction fees. Financial intermediaries offering Platinum Class shares may impose fees on investors for check writing privileges or, if approved by the Funds, establish variations on minimum check amounts. Some intermediaries may arrange for additional privileges associated with Platinum Class shares, such as a debit card, which may only be available subject to certain conditions or limitations.


FREQUENT PURCHASES AND
REDEMPTIONS
-----------------------      The Funds are intended to serve as short-term
                             investment vehicles providing daily liquidity to shareholders. As such, the Boards have determined not to adopt policies to deter short-term trading of Fund shares. The Manager attempts to maintain sufficient liquidity for each Fund to satisfy redemption requests. In the event of large net redemptions, due to frequent trading activity or other circumstances, the Manager may be required to sell portfolio securities before maturity, possibly causing a Fund to underperform other similar money market funds.

DISTRIBUTIONS AND TAXES
-----------------------      The Funds distribute most or all of their net
                             earnings in the form of dividends from net investment income, which are declared daily and paid monthly, and distributions of realized net capital gains, if any. Except for "exempt-interest dividends" (see below) paid by the



--------------------------------------------------------------------------------

About Your Investment                  22                             Prospectus

                             Municipal Funds, dividends and distributions of net realized gains are taxable as ordinary income; none of the Funds' distributions are expected to be eligible for the 15% maximum federal income tax rate applicable to individual shareholders' "qualified dividend income" or net capital gains or for the dividends-received deduction available to corporations. However, the portion of a Fund's dividends derived from its investments in certain direct U.S. Government obligations is generally exempt from state and local income taxes. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Distributions declared in each month are paid to shareholders on the first business day of the following month.

                             Each Municipal Fund expects to designate most of its distributions as "exempt-interest dividends," which a shareholder may exclude from gross income. If a Municipal Fund earns taxable income from any of its investments, that income will be distributed as a taxable dividend. If a Municipal Fund invests in private activity obligations, its shareholders will be required to treat a portion of the exempt-interest dividends they receive as a "tax preference item" in determining their liability for federal alternative minimum tax. Some states exempt from income tax the interest on their own obligations and on obligations of governmental agencies and municipalities in the state; accordingly, each year shareholders will receive tax information on each Municipal Fund's exempt-interest income by state.

                             This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax advisors regarding specific questions as to the effect of federal, state and local income taxes on an investment in the Funds.

AADVANTAGE(R) MILES
-------------------          The AAdvantage program offers its members the
                             opportunity to obtain upgrades and travel awards on American Airlines and AAdvantage airline participants, as well as upgrades and discounts on car rental and hotel accommodations. For more information about the



--------------------------------------------------------------------------------

Prospectus                             23                  About Your Investment

                             AAdvantage program, call American Airlines at 1-800-882-8880 or visit www.aa.com/aadvantage/.


                             AAdvantage travel awards ("miles") will be posted monthly in arrears to each shareholder's AAdvantage account based on the shareholder's average daily account balance during the previous month. Miles are posted at an annual rate of one mile per $10 maintained in each Mileage Fund. Mileage is calculated on the average daily balance and posted monthly. The average daily balance is calculated by adding each day's balance and dividing by the number of days in the month. For example, the average daily balance on a $50,000 account funded on the 16th day of a month having 30 days (and maintained at that balance through the end of the month) would be $25,000. Mileage received for that month would be 208 miles. If the same balance were maintained through the next month, the average daily balance would be $50,000, and the mileage would be 417 miles that month and every month the $50,000 investment was maintained in the Mileage Fund. These miles appear on subsequent AAdvantage program statements. You may request mileage credit for past, eligible transactions up to 12 months from the transaction date. Transactions prior to your enrollment in the AAdvantage program are not eligible for mileage credit.


                             For trust accounts, AAdvantage miles will be posted only in a trustee's individual name, and not in the name of the trust account. Before investing in the Mileage Funds, trustees of trust accounts should consult their own legal and tax advisors as to the tax effect of this arrangement and whether this arrangement is consistent with their legal duties as trustees. American Airlines has informed the Mileage Funds that in administering an AAdvantage member's AAdvantage account, it shall not be required to distinguish between AAdvantage miles accumulated by the individual in his/her capacity as trustee to a trust account from AAdvantage miles accumulated in an individual capacity from other sources.

                             The Manager reserves the right to discontinue the posting of AAdvantage miles or to change the mileage calcu-



--------------------------------------------------------------------------------

About Your Investment                  24                             Prospectus

                             lation at any time upon notice to Mileage Fund shareholders. American Airlines may, in its discretion, change the AAdvantage program rules, regulations, travel awards, and special offers at any time with or without notice. This means that the accumulation of mileage credit does not entitle members to any vested rights with respect to such mileage credits, awards or program benefits. In accumulating mileage or awards, members may not rely upon the continued availability of any award or award level, and members may not be able to obtain all offered awards for all destinations or on all flights. Any award may be withdrawn or subject to increased mileage requirements or new restrictions at any time. American Airlines may, among other things, (i) withdraw, limit, modify, or cancel any award; (ii) change program benefits, mileage levels, participant affiliations, conditions of participation, rules for earning, redeeming, retaining or forfeiting mileage credit, or rules for the use of travel awards; or (iii) add travel embargo dates, limit the number of seats available for award travel (including, but not limited to, allocating no seats on certain flights) or otherwise restrict the continued availability of travel awards or special offers. American may make any one or more of these changes at any time even though such changes may affect your ability to use the mileage credit or awards that you have already accumulated. American Airlines reserves the right to end the AAdvantage program with six months notice. AAdvantage travel awards, accrued mileage credits and special offers are subject to government regulations. American Airlines is not responsible for products and services offered by other participating companies. Any departure fee, immigration fee, tax liability or passenger facility charge is the responsibility of the passenger and/or the AAdvantage member.



--------------------------------------------------------------------------------

Prospectus                             25                  About Your Investment

ADDITIONAL INFORMATION
----------------------
DISTRIBUTION OF
FUND SHARES
---------------              The Beacon Funds and Mileage Funds have each
                             adopted a Distribution Plan for the Platinum Class
                             (the "Plans") in accordance with Rule 12b-1 under the Investment Company Act of 1940, which allow the Funds to pay distribution and other fees for the sale of Fund shares and for other services provided to shareholders. In addition, the Mileage Funds'
                             Plan authorizes expenses incurred in connection with participation in the AAdvantage program. The
                             Plans provide that each Platinum Class Fund will pay 0.25% per annum of its average daily net assets to the Manager (or another entity approved by the applicable Board). Because these fees are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges and result in costs higher than other types of sales charges.

MASTER-FEEDER STRUCTURE
-----------------------      The Funds operate under a master-feeder structure.
                             This means that each Fund is a "feeder" fund that invests all of its investable assets in a "master" fund with the same investment objective. The
                             "master" fund purchases securities for investment.
                             The master-feeder structure works as follows:

                                       (MASTER-FEEDER STRUCTURE GRAPH)

                             Each Fund can withdraw its investment in its corresponding portfolio at any time if the applicable Board determines that it is in the best interest of the Fund and its shareholders to do so. A change in a portfolio's fundamental objective, policies and restrictions, which is

--------------------------------------------------------------------------------

Additional Information                 26                             Prospectus

                             not approved by the shareholders of its
                             corresponding Fund could require that Fund to redeem its interest in the portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Fund withdraws its investment in its corresponding portfolio, the Fund's assets will be invested directly in investment securities or in another master fund, according to the investment policies and restrictions described in this Prospectus.

PORTFOLIO HOLDINGS
-----------------------      A complete listing of holdings for each Fund's
                             corresponding portfolio is made available on the Funds' website on a monthly basis. The holdings information is generally posted to the website approximately thirty days after the end of each month and remains available for six months thereafter. To access a list of holdings, go to www.americanbeaconfunds.com and select "Monthly
                             Fund Holdings" under the "I want info on . . . " menu on the home page.

DELIVERY OF DOCUMENTS
-----------------------      If you invest in the Funds through a financial
                             institution, you may be able to receive the Funds' regulatory mailings, such as the Prospectus, Annual
                             Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

                             To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

--------------------------------------------------------------------------------

Prospectus                             27                 Additional Information

FINANCIAL HIGHLIGHTS
--------------------         The financial highlights tables are intended to
                             help you understand each Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single share of the Fund's Platinum Class. The total returns in each Fund's table represent the rate that an investor would have earned on an investment in that Fund (assuming reinvestment of all dividends and distributions). Each Fund's financial highlights were audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Funds' financial statements, is found in the Funds' Annual Report, which you may obtain upon request.


                                                                            MONEY MARKET FUND
                                                    -----------------------------------------------------------------
                                                                             PLATINUM CLASS
                                                    -----------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                    -----------------------------------------------------------------
FOR A SHARE OUTSTANDING                              2005          2004          2003           2002           2001
THROUGHOUT THE PERIOD:                              -------       -------       -------       --------       --------
Net asset value, beginning of period..............  $  1.00       $  1.00       $  1.00       $   1.00       $   1.00
                                                    -------       -------       -------       --------       --------
Income from investment operations:
 Net investment income(A).........................     0.02            --(B)         --(B)        0.01           0.03
 Net realized gain on investments.................       --(B)         --(B)         --(B)          --(B)          --(B)
                                                    -------       -------       -------       --------       --------
Total income from investment operations...........     0.02            --            --           0.01           0.03
                                                    -------       -------       -------       --------       --------
Less distributions:
 Dividends from net investment income.............    (0.02)           --(B)         --(B)       (0.01)         (0.03)
 Distributions from net realized gain on
   investments....................................       --(B)         --(B)         --(B)          --(B)          --(B)
                                                    -------       -------       -------       --------       --------
Total distributions...............................    (0.02)           --            --          (0.01)         (0.03)
                                                    -------       -------       -------       --------       --------
Net asset value, end of period....................  $  1.00       $  1.00       $  1.00       $   1.00       $   1.00
                                                    =======       =======       =======       ========       ========
Total return......................................     2.33%         0.46%         0.25%          0.98%          3.45%
                                                    =======       =======       =======       ========       ========
Ratios and supplemental data:
 Net assets, end of period (in thousands).........  $40,488       $44,958       $48,920       $913,240       $868,395
 Ratios to average net assets (annualized)(A):
   Expenses, net of waivers.......................     0.99%         0.99%         0.96%          0.93%          0.93%
   Expenses, before waivers.......................     1.06%         1.06%         1.09%          0.94%          0.93%
   Net investment income, net of waivers..........     2.27%         0.43%         0.38%          0.97%          3.36%
   Net investment income, before waivers..........     2.20%         0.36%         0.25%          0.96%          3.36%



(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio.


(B) Amount is less than $0.01 per share.


--------------------------------------------------------------------------------

Additional Information                 28                             Prospectus


                                                                         MONEY MARKET MILEAGE FUND
                                                    --------------------------------------------------------------------
                                                                               PLATINUM CLASS
                                                    --------------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------
FOR A SHARE OUTSTANDING                               2005           2004           2003           2002           2001
THROUGHOUT THE PERIOD:                              --------       --------       --------       --------       --------
Net asset value, beginning of period..............  $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                    --------       --------       --------       --------       --------
Income from investment operations:
 Net investment income(A).........................      0.02             --(B)          --(B)        0.01           0.03
 Net realized gain on investments.................        --(B)          --(B)          --(B)          --(B)          --(B)
                                                    --------       --------       --------       --------       --------
Total income from investment operations...........      0.02             --             --           0.01           0.03
                                                    --------       --------       --------       --------       --------
Less distributions:
 Dividends from net investment income.............     (0.02)            --(B)          --(B)       (0.01)         (0.03)
 Distributions from net realized gain on
   investments....................................        --(B)          --(B)          --(B)          --(B)          --(B)
                                                    --------       --------       --------       --------       --------
Total distributions...............................     (0.02)            --             --          (0.01)         (0.03)
                                                    --------       --------       --------       --------       --------
Net asset value, end of period....................  $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                    ========       ========       ========       ========       ========
Total return......................................      2.14%          0.32%          0.12%          0.81%          3.32%
                                                    ========       ========       ========       ========       ========
Ratios and supplemental data:
 Net assets, end of period (in thousands).........  $349,488       $397,461       $431,524       $554,242       $678,026
 Ratios to average net assets (annualized)(A):
   Expenses, net of waivers.......................      1.18%          1.12%          1.12%          1.10%          1.06%
   Expenses, before waivers.......................      1.19%          1.18%          1.16%          1.10%          1.06%
   Net investment income, net of waivers..........      2.09%          0.30%          0.13%          0.82%          3.26%
   Net investment income, before waivers..........      2.08%          0.24%          0.09%          0.82%          3.26%



(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio.


(B) Amount is less than $0.01 per share.


--------------------------------------------------------------------------------

Prospectus                             29                 Additional Information


                                                                    MUNICIPAL MONEY MARKET FUND
                                                    ------------------------------------------------------------
                                                                           PLATINUM CLASS
                                                    ------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                                    ------------------------------------------------------------
FOR A SHARE OUTSTANDING                              2005         2004         2003         2002          2001
THROUGHOUT THE PERIOD:                              ------       ------       ------       -------       -------
Net asset value, beginning of period..............  $ 1.00       $ 1.00       $ 1.00       $  1.00       $  1.00
                                                    ------       ------       ------       -------       -------
 Net investment income(A).........................    0.02           --(B)        --(B)         --(B)       0.02
 Less dividends from net investment income........   (0.02)          --(B)        --(B)         --(B)      (0.02)
                                                    ------       ------       ------       -------       -------
Net asset value, end of period....................  $ 1.00       $ 1.00       $ 1.00       $  1.00       $  1.00
                                                    ======       ======       ======       =======       =======
Total return......................................    1.49%        0.31%        0.20%         0.51%         1.82%
                                                    ======       ======       ======       =======       =======
Ratios and supplemental data:
 Net assets, end of period (in thousands).........  $2,766       $3,472       $3,271       $71,132       $59,427
 Ratios to average net assets (annualized)(A):
   Expenses, net of waivers.......................    0.99%        0.97%        1.01%         0.99%         1.00%
   Expenses, before waivers.......................    1.55%        1.58%        1.35%         1.01%         1.00%
   Net investment income, net of waivers..........    1.51%        0.29%        0.21%         0.52%         1.87%
   Net investment income (loss), before waivers...    0.95%       (0.32)%      (0.13)%        0.50%         1.87%



(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Municipal Money Market Portfolio.


(B) Amount is less than $0.01 per share.


                                                               MUNICIPAL MONEY MARKET MILEAGE FUND
                                                    ----------------------------------------------------------
                                                                          PLATINUM CLASS
                                                    ----------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                    ----------------------------------------------------------
FOR A SHARE OUTSTANDING                              2005         2004         2003         2002         2001
THROUGHOUT THE PERIOD:                              ------       ------       ------       ------       ------
Net asset value, beginning of period..............  $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                    ------       ------       ------       ------       ------
  Net investment income(A)........................    0.01           --(B)        --(B)        --(B)      0.02
  Less dividends from net investment income.......   (0.01)          --(B)        --(B)        --(B)     (0.02)
                                                    ------       ------       ------       ------       ------
Net asset value, end of period....................  $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                    ======       ======       ======       ======       ======
Total return......................................    1.28%        0.19%        0.07%        0.35%        1.72%
                                                    ======       ======       ======       ======       ======
Ratios and supplemental data:
  Net assets, end of period (in thousands)........  $4,257       $4,946       $7,898       $7,517       $8,464
  Ratios to average net assets (annualized)(A):
    Expenses, net of waivers......................    1.20%        1.08%        1.09%        1.16%        1.10%
    Expenses, before waivers......................    1.32%        1.25%        1.22%        1.23%        1.23%
    Net investment income, net of waivers.........    1.23%        0.17%        0.07%        0.34%        1.72%
    Net investment income (loss), before
      waivers.....................................    1.11%        0.00%       (0.06)%       0.27%        1.59%



(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Municipal Money Market Portfolio.


(B) Amount is less than $0.01 per share.


--------------------------------------------------------------------------------

Additional Information                 30                             Prospectus


                                                                  U.S. GOVERNMENT MONEY MARKET FUND
                                                    --------------------------------------------------------------
                                                                            PLATINUM CLASS
                                                    --------------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------------
FOR A SHARE OUTSTANDING                              2005         2004         2003          2002           2001
THROUGHOUT THE PERIOD:                              ------       ------       ------       --------       --------
Net asset value, beginning of period..............  $ 1.00       $ 1.00       $ 1.00       $   1.00       $   1.00
                                                    ------       ------       ------       --------       --------
Income from investment operations:
 Net investment income(A).........................    0.02           --(B)        --(B)        0.01           0.03
 Net realized gain on investments.................      --(B)        --(B)        --(B)          --(B)          --(B)
                                                    ------       ------       ------       --------       --------
Total income from investment operations...........    0.02           --           --           0.01           0.03
                                                    ------       ------       ------       --------       --------
Less distributions:
 Dividends from net investment income.............   (0.02)          --(B)        --(B)       (0.01)         (0.03)
 Distributions from net realized gain on
   investments....................................      --(B)        --(B)        --(B)          --(B)          --(B)
                                                    ------       ------       ------       --------       --------
Total distributions...............................   (0.02)          --           --          (0.01)         (0.03)
                                                    ------       ------       ------       --------       --------
Net asset value, end of period....................  $ 1.00       $ 1.00       $ 1.00       $   1.00       $   1.00
                                                    ======       ======       ======       ========       ========
Total return......................................    2.30%        0.42%        0.24%          0.90%          3.37%
                                                    ======       ======       ======       ========       ========
Ratios and supplemental data:
 Net assets, end of period (in thousands).........  $3,915       $6,615       $6,752       $119,833       $112,670
 Ratios to average net assets (annualized)(A):
   Expenses, net of waivers.......................    0.99%        0.98%        1.00%          0.95%          0.95%
   Expenses, before waivers.......................    1.25%        1.15%        1.20%          0.98%          0.95%
   Net investment income, net of waivers..........    2.19%        0.40%        0.31%          0.88%          3.20%
   Net investment income, before waivers..........    1.93%        0.23%        0.11%          0.85%          3.20%



(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master U.S. Government Money Market Portfolio.


(B) Amount is less than $0.01 per share.


--------------------------------------------------------------------------------

Prospectus                             31                 Additional Information


                                                              U.S. GOVERNMENT MONEY MARKET MILEAGE FUND
                                                     -----------------------------------------------------------
                                                                           PLATINUM CLASS
                                                     -----------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                     -----------------------------------------------------------
FOR A SHARE OUTSTANDING                               2005         2004         2003         2002         2001
THROUGHOUT THE PERIOD:                               ------       ------       ------       ------       -------
Net asset value, beginning of period...............  $ 1.00       $ 1.00       $ 1.00       $ 1.00       $  1.00
                                                     ------       ------       ------       ------       -------
Income from investment operations:
  Net investment income(A).........................    0.02           --(B)        --(B)      0.01          0.03
  Net realized gain on investments.................      --(B)        --(B)        --(B)        --(B)         --(B)
                                                     ------       ------       ------       ------       -------
Total income from investment operations............    0.02           --           --         0.01          0.03
                                                     ------       ------       ------       ------       -------
Less distributions:
  Dividends from net investment income.............   (0.02)          --(B)        --(B)     (0.01)        (0.03)
  Distributions from net realized gain on
    investments....................................      --(B)        --(B)        --(B)        --(B)         --(B)
                                                     ------       ------       ------       ------       -------
Total distributions................................   (0.02)          --           --        (0.01)        (0.03)
                                                     ------       ------       ------       ------       -------
Net asset value, end of period.....................  $ 1.00       $ 1.00       $ 1.00       $ 1.00       $  1.00
                                                     ======       ======       ======       ======       =======
Total return.......................................    2.09%        0.29%        0.09%        0.69%         3.22%
                                                     ======       ======       ======       ======       =======
Ratios and supplemental data:
  Net assets, end of period (in thousands).........  $3,961       $4,369       $4,681       $7,405       $16,903
  Ratios to average net assets (annualized)(A):
    Expenses, net of waivers.......................    1.20%        1.12%        1.14%        1.15%         1.10%
    Expenses, before waivers.......................    1.48%        1.30%        1.31%        1.21%         1.18%
    Net investment income, net of waivers..........    2.04%        0.26%        0.09%        0.74%         3.11%
    Net investment income (loss), before waivers...    1.76%        0.08%       (0.08)%       0.68%         3.03%



(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master U.S. Government Money Market Portfolio.


(B) Amount is less than $0.01 per share.


--------------------------------------------------------------------------------

Additional Information                 32                             Prospectus

                                  -- Notes --

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING 1-800-934-4448 OR YOU MAY ACCESS THEM ON THE FUNDS' WEBSITE AT WWW.AMERICANBEACONFUNDS.COM.

  ANNUAL REPORT/SEMI-ANNUAL REPORT       STATEMENT OF ADDITIONAL INFORMATION
  The Funds' Annual and Semi-Annual      The SAI contains more details about
  Reports list the Funds' actual         the Funds and their investment
  investments as of the report's date.   policies. The SAI is incorporated in
  They also include a discussion by the  this Prospectus by reference (it is
  Manager of market conditions and       legally part of this Prospectus). A
  investment strategies that             current SAI is on file with the
  significantly affected the Funds'      Securities and Exchange Commission
  performance. The report of the Funds'  (SEC).
  independent auditors is included in
  the Annual Report.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:


          (TELEPHONE GRAPHIC)                        (MAILBOX GRAPHIC)
             BY TELEPHONE:                                BY MAIL:
          Call 1-800-934-4448              TD Waterhouse Investor Services, Inc.
                                                       P.O. Box 2630
                                                 Jersey City, NJ 07303-2630

           (KEYBOARD GRAPHIC)                         (MOUSE GRAPHIC)
               BY E-MAIL:                             ON THE INTERNET:
  american _ beacon.funds@ambeacon.com          Visit the Funds' website at
                                                www.americanbeaconfunds.com
                                               Visit TD Waterhouse's website
                                                  at www.tdwaterhouse.com
                                            Visit the SEC website at www.sec.gov


The SAI and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec. gov, or by writing to: SEC's Public Reference Section, 100 F Street NE, Washington, D.C. 20549. The SAI and other information about the Funds may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling the SEC at (202) 551-8090.


                               Available through
                       1-800-934-4448 - tdwaterhouse.com

                              (TD WATERHOUSE LOGO)
            TD WATERHOUSE INVESTOR SERVICES, INC., MEMBER NYSE/SIPC


      (AMERICAN BEACON FUNDS LOGO)          (AMERICAN BEACON MILEAGE FUNDS LOGO)



        SEC File Number 811-4984                  SEC File Number 811-9018



American Airlines, Inc. is not responsible for investments made in the American Beacon Funds or the American Beacon Mileage Funds. American Beacon Funds and American Beacon Mileage Funds are service marks of AMR Corporation. Platinum Class, American Beacon Money Market Fund, American Beacon Municipal Money Market Fund, American Beacon U.S. Government Money Market Fund, American Beacon Money Market Mileage Fund, American Beacon Municipal Money Market Mileage Fund and American Beacon U.S. Government Money Market Mileage Fund are service marks of American Beacon Advisors, Inc.




--------------------------------------------------------------------------------

Additional Information                                                Prospectus

                      STATEMENT OF ADDITIONAL INFORMATION


                                 March 1, 2006


       AMERICAN BEACON FUNDS(sm)          AMERICAN BEACON MILEAGE FUNDS(sm)
      (formerly known as American            (formerly known as American
           AAdvantage Funds)                  AAdvantage Mileage Funds)

         Cash Management Class                    Mileage Class(R)
         ---------------------                    ----------------
           Money Market Fund                  Money Market Mileage Fund
   U.S. Government Money Market Fund     Municipal Money Market Mileage Fund
                                        U.S. Government Money Market Mileage
                                                        Fund

          Platinum Class(sm)                     Platinum Class(sm)
          ------------------                     ------------------
           Money Market Fund                  Money Market Mileage Fund
      Municipal Money Market Fund        Municipal Money Market Mileage Fund
   U.S. Government Money Market Fund    U.S. Government Money Market Mileage
                                                        Fund

          (each individually, a "Fund" and collectively, the "Funds")


   This Statement of Additional Information ("SAI") should be read in conjunction with a Cash Management Class, a Platinum Class or a Mileage Class prospectus dated March 1, 2006 (individually, a "Prospectus"), copies of which may be obtained without charge by calling (800) 388-3344 for a Cash Management or a Mileage Class Prospectus or (800) 967-9009 for a Platinum Class Prospectus or by visiting www.americanbeaconfunds.com. This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.

   The American Beacon Money Market Funds' and the American Beacon Money Market Mileage Funds' Annual Reports to Shareholders for the fiscal year ended December 31, 2005, as audited by Ernst & Young, LLP, are supplied with the SAI, and the financial statements and accompanying notes appearing therein are incorporated by reference in this SAI.


                               TABLE OF CONTENTS


Organization and History of the Funds......................................   1

Non-Principal Investment Strategies and Risks..............................   2

Investment Restrictions....................................................   3

Disclosure of Portfolio Holdings...........................................   4

Trustees and Officers of the Trusts and the Master Trust...................   5

Code of Ethics.............................................................   9

Proxy Voting Policies......................................................   9

Control Persons and 5% Shareholders........................................  10

Management, Administrative and Distribution Services.......................  11

Other Service Providers....................................................  12

Portfolio Securities Transactions..........................................  13

Redemptions in Kind........................................................  13

Net Asset Value............................................................  13

Tax Information............................................................  13

Description of the Trusts..................................................  15

Other Information..........................................................  16

Appendix A: Proxy Voting Policy and Procedures for the Trusts.............. A-1


                     ORGANIZATION AND HISTORY OF THE FUNDS

   Each Fund is a separate investment portfolio of either the American Beacon Funds (the "Beacon Trust") or the American Beacon Mileage Funds (the "Mileage Trust"). The Beacon Trust and the Mileage Trust (collectively the "Trusts") are no-load, open-end, diversified management investment companies. The Trusts were organized as Massachusetts business trusts on January 16, 1987 and February 22, 1995, respectively. Each Fund constitutes a separate investment portfolio with a distinct purpose and strategy. Each Fund consists of multiple classes of shares designed to meet the needs of different groups of investors. This SAI relates only to the Cash Management and Platinum Classes of the Beacon Trust and the Mileage and Platinum Classes of the Mileage Trust.

   Each Fund invests all of its investable assets in a corresponding portfolio with a similar name and an identical investment objective. Each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio (individually, a "Portfolio" and, collectively, the "Portfolios") of the American Beacon Master Trust (the "Master Trust"), a separate investment company managed by American Beacon Advisors, Inc. (the "Manager").

   Effective March 1, 2005, the names of the Funds, the Beacon Trust, the Mileage Trust, the Master Trust, and the Manager changed. The former and current names of each are listed below.

Name Prior to March 1, 2005            Name as of March 1, 2005
---------------------------            ------------------------
American AAdvantage Money Market Fund  American Beacon Money Market Fund
American AAdvantage Municipal Money    American Beacon Municipal Money
Market Fund                            Market Fund
American AAdvantage U.S. Government    American Beacon U.S. Government Money
Money Market Fund                      Market Fund
American AAdvantage Money Market       American Beacon Money Market Mileage
Mileage Fund                           Fund
American AAdvantage Municipal Money    American Beacon Municipal Money
Market Mileage Fund                    Market Mileage Fund
American AAdvantage U.S. Government    American Beacon U.S. Government Money
Money Market Mileage Fund              Market Mileage Fund
American AAdvantage Funds              American Beacon Funds
American AAdvantage Mileage Funds      American Beacon Mileage Funds
AMR Investment Services Trust          American Beacon Master Trust
AMR Investment Services, Inc.          American Beacon Advisors, Inc.

                 NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

   Each Fund may:

   1. Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities takes place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

   2. Invest in other investment companies (including affiliated investment companies) to the extent permitted by the Investment Company Act of 1940, as amended ("1940 Act"), or exemptive relief granted by the Securities and Exchange Commission ("SEC").

   3. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by a Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with a Fund's investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law. The Manager receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. A Fund continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. The Funds do not currently engage in securities lending nor does the Manager anticipate that they will do so in the near future.

   4. Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by a Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the Manager attempts to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.

   5. Purchase securities in private placement offerings made in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). The Funds will not invest more than 10% of their respective net assets in Section 4(2) securities and illiquid securities unless the Manager determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Master Trust Board of Trustees ("Master Trust Board"), that any Section 4(2) securities held by such Fund in excess of this level are at all times liquid.

                            INVESTMENT RESTRICTIONS

   Each Fund has the following fundamental investment policy that enables it to invest in its corresponding Portfolio of the Master Trust:

       Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

   All other fundamental and non-fundamental investment policies of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and the Master Trust Board, it applies equally to each Fund and the Beacon Trust's Board of Trustees ("Beacon Board") and the Mileage Trust's Board of Trustees ("Mileage Board"), as applicable.

   In addition to the investment limitations noted in the Prospectus, the following nine restrictions have been adopted by each Portfolio and may be changed with respect to any Portfolio only by the majority vote of that Portfolio's outstanding interests. "Majority of the outstanding voting securities" under the 1940 Act, and as used herein means, with respect to the Portfolio, the lesser of (a) 67% of the interests of the Portfolio present at the meeting if the holders of more than 50% of the interests are present and represented at the interest holders' meeting or (b) more than 50% of the interests of the Portfolio. Whenever a Fund is requested to vote on a change in the investment restrictions of its corresponding Portfolio, that Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of a Fund's votes representing that Fund's shareholders not voting will be voted by the Beacon Board and the Mileage Board in the same proportion as those Fund shareholders who do, in fact, vote.

No Portfolio of the Master Trust may:

   1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

   2. Invest in physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from purchasing or selling foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other similar financial instruments).

   3. Engage in the business of underwriting securities issued by others except to the extent that, in connection with the disposition of securities, a Portfolio may be deemed an underwriter under federal securities law.

   4. Lend any security or make any other loan except (i) as otherwise permitted under the 1940 Act, (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff, (iii) through the purchase of a portion of an issue of debt securities in accordance with a Portfolio's investment objective, policies and limitations, or (iv) by engaging in repurchase agreements with respect to portfolio securities.

   5. Issue any senior security except as otherwise permitted (i) under the 1940 Act or (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff.

   6. Borrow money, except as otherwise permitted under the 1940 Act or pursuant to a rule, order or interpretation issued by the SEC or its staff, including (i) as a temporary measure, (ii) by entering into reverse repurchase agreements, and (iii) by lending portfolio securities as collateral. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other similar financial instruments shall not constitute borrowing.

   7. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of a Portfolio's total assets.

   8. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry (except the Money Market Portfolio, as described below) provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and (ii) municipalities and their agencies and authorities are not deemed to be industries.

   The Money Market Portfolio will invest more than 25% of its total assets in the securities of financial services companies. For this purpose, financial services companies include banks, broker-dealers, finance companies, and other issuer of asset-backed securities. Finance companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance).

   The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.

   The following non-fundamental investment restrictions apply to each Fund and Portfolio and may be changed with respect to each Fund by a vote of a majority of the Board or, with respect to the Portfolio, by a vote of a majority of the Master Trust Board. No Fund or Portfolio may:

   1. Invest more than 10% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

   2. Purchase securities on margin or effect short sales (except that a Portfolio may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities).

   All Funds and Portfolios of the Master Trust may invest up to 10% of their total assets in the securities of other investment companies to the extent permitted by law. In addition, pursuant to exemptive relief granted by the SEC, each Money Market Fund or the Money Market Portfolio may invest up to 25% of its total assets in the aggregate of the Municipal Money Market Portfolio and U.S. Government Money Market Portfolio, each Municipal Money Market Fund or the Municipal Money Market Portfolio may invest up to 25% of its total assets in the aggregate of the Money Market Portfolio and U.S. Government Money Market Portfolio, and each U.S. Government Money Market Fund or the U.S. Government Money Market Portfolio may invest up to 25% of its total assets in the aggregate of the Money Market Portfolio and Municipal Money Market Portfolio. A Fund or Portfolio may incur duplicate advisory or management fees when investing in another mutual fund.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

   The Portfolios publicly disclose portfolio holdings information as follows:

    1. a complete list of holdings for each Portfolio on an annual and semi-annual basis in the reports to shareholders and in publicly available filings of Form N-CSR with the SEC within sixty days of the end of each fiscal semi-annual period;

    2. a complete list of holdings for each Portfolio as of the end of its first and third fiscal quarters in publicly available filings of Form N-Q with the SEC within sixty days of the end of the fiscal quarter;

    3. a complete list of holdings for each Portfolio as of the end of each month on the Funds' website (www.americanbeaconfunds.com) approximately thirty days after the end of the month; and

    4. top ten holdings for each Portfolio as of the end of each calendar quarter on the Funds' website (www.americanbeaconfunds.com) and in sales materials approximately thirty days after the end of the calendar quarter.

   Occasionally, certain interested parties - including individual investors, institutional investors, intermediaries that distribute shares of the Funds, third-party service providers, rating and ranking organizations, and others - may request portfolio holdings information that has not yet been publicly disclosed by the Portfolios. The Funds and Portfolios have adopted a Policy and Procedures for Disclosure of Portfolio Holdings Information (the "Holdings Policy"). The purpose of the Holdings Policy is to define those interested parties who are authorized to receive nonpublic portfolio holdings information on a selective basis and to set forth conditions upon which such information may be provided. The Manager has determined that selective disclosure of nonpublic holdings information for the Portfolios does not pose a significant risk of harm to Fund shareholders. Because of the nature of money market securities, interested parties could not utilize holdings information to trade in a manner harmful to the Portfolios, the Funds and their shareholders. Therefore, selective disclosure of holdings information for the Portfolios is not restricted by the Holdings Policy. However, there may be certain situations in which disclosure of Portfolio holdings would not be in the best interests of Fund shareholders. Therefore, the Manager may at its discretion place restrictions on the disclosure of holdings for the Portfolios under certain circumstances.

   The Portfolios have ongoing arrangements with a variety of third party service providers that require access to Portfolio holdings to provide services necessary to the Portfolios' and Funds' operations ("service providers"). These service providers routinely receive complete portfolio holdings information prior to the public disclosure of such information. The Portfolios have determined that selective and complete disclosure of holdings information to the following categories of service providers fulfills a legitimate business purpose and is in the best interest of shareholders: custodian and sub-custodian banks, auditors, securities lending agents, pricing services, consultants, financial intermediaries, the distributor and Fund counsel. The service providers have a duty to keep the Portfolios' nonpublic information confidential either through written contractual arrangements with the Portfolios, the Funds or the Manager or by the nature of their role with respect to the Portfolios and Funds.

   The Portfolios have ongoing arrangements to provide periodic holdings information to certain organizations that publish ratings and/or rankings for the Funds. The Portfolios have determined that selective and complete disclosure of holdings information to rating and ranking organizations fulfills a legitimate business purpose and is in the best interest of shareholders, as it provides existing and potential shareholders with an independent basis for evaluating the Funds in comparison to other mutual funds. The Portfolios have arrangements with the following rating and ranking organizations for periodic disclosure of holdings and other related portfolio information:

         Bloomberg                   Morningstar
         Lipper/Reuters              Standard & Poor's Ratings Services
         Moody's Investors Service   Thomson Financial Research

   The rating and ranking organizations receiving holdings information prior to disclosure on the Funds' website have provided written assurances that they will keep the information confidential and will not trade based on the information. For those rating and ranking organizations that have not provided such assurances, the Portfolios withhold disclosure of holdings information until the day following disclosure on the Funds' website.

           TRUSTEES AND OFFICERS OF THE TRUSTS AND THE MASTER TRUST

   The Beacon Board, the Mileage Board and the Master Trust Board provide broad supervision over each Trust's affairs. The Manager is responsible for the management and the administration of each Trust's assets, and each Trust's officers are responsible for the respective Trust's operations. The Trustees and officers of the Trusts and the Master Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-seven funds in the fund complex that includes the Master Trust, the Beacon Trust, the Mileage Trust, and the American Beacon Select Funds.

                           Position, Term of Office
                              and Length of Time     Principal Occupation(s) During Past 5 Years and
Name, Age and Address       Served with each Trust                Current Directorships
---------------------      ------------------------  -----------------------------------------------
INTERESTED TRUSTEES
                                     Term
                                     ----
                           Lifetime of Trust until
                           removal, resignation or
                                 retirement*

William F. Quinn** (58)    Trustee and President of    President (1986-Present) and Director
                           Beacon Trust since 1987     (2003-Present), American Beacon
                            and Master and Mileage     Advisors, Inc.; Chairman (1989-2003)
                              Trusts since 1995        and Director (1979-1989, 2003-Present),
                                                       American Airlines Federal Credit Union;
                                                       Director, Crescent Real Estate Equities,
                                                       Inc. (1994-Present); Director, Pritchard,
                                                       Hubble & Herr, LLC (investment advisor)
                                                       (2001-Present); Director of Investment
                                                       Committee, Southern Methodist
                                                       University Endowment Fund (1996-
                                                       Present); Member of Advisory Board,
                                                       Southern Methodist University Cox
                                                       School of Business (1999-2002); Member
                                                       of Pension Manager Committee, New
                                                       York Stock Exchange (1997-1998, 2000-
                                                       2002); Vice Chairman, Committee for the
                                                       Investment of Employee Benefits (2004-
                                                       Present); Chairman of Defined Benefit
                                                       Sub-Committee, Committee for the
                                                       Investment of Employee Benefits (2002-
                                                       2004);Director, United Way of
                                                       Metropolitan Tarrant County (1988-2000,
                                                       2004-Present); Trustee, American Beacon
                                                       Select Funds (1999-Present).

Alan D. Feld** (69)           Trustee since 1996       Partner, Akin, Gump, Strauss, Hauer &
                                                       Feld, LLP (law firm) (1960-Present);
                                                       Director, Clear Channel Communications
                                                       (1984-Present); Trustee, CenterPoint
                                                       Properties (1994-Present); Trustee,
                                                       American Beacon Select Funds (1999-
                                                       Present).

NON-INTERESTED TRUSTEES

                                     Term
                                     ----
                           Lifetime of Trust until
                           removal, resignation or
                                 retirement*

W. Humphrey Bogart (61)       Trustee since 2004       Board Member, Baylor University
                                                       Medical Center Foundation (1992-2004);
                                                       Consultant, New River Canada Ltd.
                                                       (mutual fund servicing company) (1998-
                                                       2003); President and CEO, Allmerica
                                                       Trust Company, NA (1996-1997);
                                                       President and CEO, Fidelity Investments
                                                       Southwest Company (1983-1995); Senior
                                                       Vice President of Regional Centers,
                                                       Fidelity Investments (1988-1995);
                                                       Trustee, American Beacon Select Funds
                                                       (2004-Present).

Brenda A. Cline (45)          Trustee since 2004       Executive Vice President, Chief Financial
                                                       Officer, Treasurer and Secretary, Kimbell
                                                       Art Foundation (1993-Present); Trustee,
                                                       Texas Christian University (1998-
                                                       Present); Trustee, W.I. Cook Foundation,
                                                       Inc. (d/b/a Cook Children's Health
                                                       Foundation) (2001-Present); Director,
                                                       Christian Church Foundation (1999-
                                                       Present); Trustee, American Beacon
                                                       Select Funds (2004-Present).

Richard A. Massman (62)       Trustee since 2004       Senior Vice President and General
                                                       Counsel, Hunt Consolidated, Inc. (holding
                                                       company engaged in energy, real estate,
                                                       farming, ranching and venture capital
                                                       activities) (1994-Present); Trustee,
                                                       American Beacon Select Funds (2004-
                                                       Present).

Stephen D. O'Sullivan (70) Trustee of Beacon Trust     Consultant (1994-Present); Trustee,
                            since 1987 and Master      American Beacon Select Funds (1999-
                           and Mileage Trusts since    Present).
                                     1995

R. Gerald Turner (60)         Trustee since 2001       President, Southern Methodist University
225 Perkins Admin. Bldg.                               (1995-Present); Director, ChemFirst
Southern Methodist Univ.                               (1986-2002); Director, J.C. Penney
Dallas, Texas 75275                                    Company, Inc. (1996-Present); Director,
                                                       California Federal Preferred Capital Corp.
                                                       (2001-2003); Director, Kronus
                                                       Worldwide Inc. (chemical manufacturing)
                                                       (2003-Present); Director, First
                                                       Broadcasting Investment Partners, LLC
                                                       (2003-Present); Member, United Way of
                                                       Dallas Board of Directors; Member,
                                                       Salvation Army of Dallas Board of
                                                       Directors; Member, Methodist Hospital
                                                       Advisory Board; Member, Knight
                                                       Commission on Intercollegiate Athletics;
                                                       Trustee, American Beacon Select Funds
                                                       (2001-Present).

                         Position, Term of Office
                            and Length of Time     Principal Occupation(s) During Past 5 Years and
Name, Age and Address     Served with each Trust                Current Directorships
---------------------    ------------------------- -----------------------------------------------
NON-INTERESTED TRUSTEES
(CONTINUED)
Kneeland Youngblood (50)    Trustee since 1996       Managing Partner, Pharos Capital Group,
100 Crescent Court         Chairman since 2005       LLC (a private equity firm) (1998-
Suite 1740                                           Present); Director, Burger King
Dallas, Texas 75201                                  Corporation (2004-Present); Trustee, City
                                                     of Dallas, Texas Employee Retirement
                                                     Fund (2004-Present); Trustee, The
                                                     Hockaday School (1997-2005); Director,
                                                     Starwood Hotels and Resorts (2001-
                                                     Present); Member, Council on Foreign
                                                     Relations (1995-Present); Director, Just
                                                     For the Kids (1995-2001); Director, L&B
                                                     Realty Advisors (1998-2000); Trustee,
                                                     Teachers Retirement System of Texas
                                                     (1993-1999); Director, Starwood
                                                     Financial Trust (1998-2001); Trustee, St.
                                                     Mark's School of Texas (2002-Present);
                                                     Trustee, American Beacon Select Funds
                                                     (1999-Present).

OFFICERS

                                   Term
                                   ----
                                 One Year

Rosemary K. Behan (47)   VP, Secretary and Chief     Vice President, Legal and Compliance,
                         Legal Officer since 2006    American Beacon Advisors, Inc. (2006-
                                                     Present); Assistant General Counsel, First
                                                     Command Financial Planning, Inc. (2004-
                                                     2006); Enforcement Attorney (2002-
                                                     2004) and Branch Chief (2000-2002),
                                                     Securities and Exchange Commission.

Brian E. Brett (45)           VP since 2004          Vice President, Director of Sales,
                                                     American Beacon Advisors, Inc. (2004-
                                                     Present); Regional Vice President,
                                                     Neuberger Berman, LLC (investment
                                                     advisor) (1996-2004).

Nancy A. Eckl (43)       VP of Beacon Trust since    Vice President, Trust Investments,
                           1990 and Master and       American Beacon Advisors, Inc. (1990-
                         Mileage Trusts since 1995   Present).

Michael W. Fields (52)   VP of Beacon Trust since    Vice President, Fixed Income
                           1989 and Master and       Investments, American Beacon Advisors,
                         Mileage Trusts since 1995   Inc. (1988-Present).

Rebecca L. Harris (39)     Treasurer since 1995      Vice President, Finance, American
                                                     Beacon Advisors, Inc. (1995-Present).

Christina E. Sears (34)  Chief Compliance Officer    Chief Compliance Officer (2004-Present)
                           since 2004 and Asst.      and Senior Compliance Analyst (1998-
                           Secretary since 1999      2004), American Beacon Advisors, Inc.

--------
* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Messrs. Quinn and O'Sullivan.

** Messrs. Quinn and Feld are deemed to be "interested persons" of the Beacon
   Trust, Mileage Trust and Master Trust, as defined by the 1940 Act. Mr. Quinn is President of the Manager. Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to the Manager and one or more of the Master and Beacon Trusts' sub-advisors.

   The Trusts have an Audit and Compliance Committee ("Audit Committee"), consisting of Ms. Cline and Mr. O'Sullivan. Mr. Youngblood, as Chairman of the Trusts, serves on the Audit Committee in an ex-officio capacity. None of the members of the committee are "interested persons" of the Trusts, as defined by the 1940 Act. As set forth in its charter, the primary duties of the Trusts' Audit Committee are: (a) to oversee the accounting and financial reporting processes of the Trusts and the Funds and their internal controls and, as the Committee deems appropriate, to inquire into the internal controls of certain third-party service providers; (b) to oversee the quality and integrity of the Trusts' financial statements and the independent audit thereof; (c) to approve, prior to appointment, the engagement of the Trusts' independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trusts' independent auditors; (d) to oversee the Trusts' compliance with all regulatory obligations arising under applicable federal securities laws, rules and regulations and oversee management's implementation and enforcement of the Trusts' compliance policies and procedures ("Compliance Program"); and (e) to coordinate the Board's oversight of the Trusts' Chief Compliance Officer in connection with his or her implementation of the Trusts' Compliance Program. The Audit and Compliance Committee met four times during the fiscal year ended December 31, 2005.

   The Trusts have a Nominating and Governance Committee ("Nominating Committee") that is comprised of Messrs. Feld and Turner. Mr. Youngblood, as Chairman of the Trusts, serves on the Nominating Committee in an ex-officio capacity. As set forth in its charter, the Nominating Committee's primary duties are: (a) to make recommendations regarding the nomination of non-interested Trustees to the Board; (b) to make recommendations regarding the appointment of an Independent Trustee as Chairman of the Board; (c) to evaluate qualifications of potential "interested" members of the Board and Trust officers; (d) to review shareholder recommendations for nominations to fill vacancies on the Board; (e) to make recommendations to the Board for nomination for membership on all committees of the Board; (f) to consider and evaluate the structure, composition and operation of the Board; (g) to review shareholder recommendations for proposals to be submitted for consideration during a meeting of Fund shareholders; and (h) to consider and make recommendations relating to the compensation of Independent Trustees and of those officers as to whom the Board is charged with approving compensation. Shareholder recommendations for Trustee candidates may be mailed in writing, including a comprehensive resume and any supporting documentation, to the Nominating Committee in care of the Fund. The Nominating and Governance Committee met once during the fiscal year ended December 31, 2005.

   The Trusts have an Investment Committee that is comprised of Messrs. Bogart, Massman and Quinn. Mr. Youngblood, as Chairman of the Trusts, serves on the Investment Committee in an ex-officio capacity. As set forth in its charter, the Investment Committee's primary duties are: (a) to review and evaluate the short- and long-term investment performance of the Manager and each of the designated sub-advisors to the Fund; (b) to evaluate recommendations by the Manager regarding the hiring or removal of designated sub-advisors to the Fund;
(c) to review material changes recommended by the Manager to the allocation of Fund assets to a sub-advisor; (d) to review proposed changes recommended by the Manager to the investment objective or principal investment strategies of the Fund; and (e) to review proposed changes recommended by the Manager to the material provisions of the advisory agreement with a sub-advisor, including, but not limited to, changes to the provision regarding compensation. The Investment Committee met three times during the fiscal year ended December 31, 2005.

   The Trustees who owned shares of any Fund are listed in the following table with the dollar range of their ownership in such Fund(s) and the Trusts as a whole as of the calendar year ended December 31, 2005.


                                                       INTERESTED
                                           ---------------------------------
                                               Quinn            Feld
                                               -----            -----
   Money Market                                None         Over $100,000
   Municipal Money Market                      None             None
   U.S. Gov't Money Market                     None             None
      Beacon Trust on an Aggregate Basis   Over $100,000    Over $100,000
   Money Market Mileage                    Over $100,000        None
   Municipal Money Market Mileage              None             None
   U.S. Gov't Money Market Mileage             None             None
      Mileage Trust on an Aggregate Basis  Over $100,000                None


                                                             NON-INTERESTED
                                                             --------------
                                         Bogart   Cline   Massman  O'Sullivan  Turner  Youngblood
                                         ------   -----   -------  ----------  ------  ----------
Money Market                            $10,001-   None     None      None      None      Over
                                        $50,000                                         $100,000
Municipal Money Market                    None     None     None      None      None      None
U.S. Gov't Money Market                   None     None     None      None      None      None
   Beacon Trust on an Aggregate Basis..   Over   $50,001-   Over      Over      Over      Over
                                        $100,000 $100,000 $100,000  $100,000  $100,000  $100,000
Money Market Mileage                      None     None     None      None      None      None
Municipal Money Market Mileage            None     None     None      None      None      None
U.S. Gov't Money Market Mileage           None     None     None      None      None      None
   Mileage Trust on an Aggregate Basis.   None     None     None      None      None      None



   As compensation for their service to the Trusts, the American Beacon Select Funds (the "Select Funds") and the Master Trust, Mr. Feld and the non-interested Trustees (other than Mr. O'Sullivan) receive:

  . free air travel from American Airlines, Inc., an affiliate of the Manager (free travel also applies to Trustee's spouse);

  .   reimbursement equal to the income tax on the value of the free air travel;

  . cash payment for the amount that a Trustee's annual flight service charges and income tax reimbursements are below $40,000 (effective January 1, 2006);

  .   $1,000 for each Board meeting attended (effective January 1, 2005); and

  .   $1,000 for each Committee meeting attended (effective January 1, 2005).

Mr. O'Sullivan, as a retiree of American Airlines, Inc., already receives flight benefits. Prior to January 1, 2006, Mr. O'Sullivan received an annual retainer of $40,000, plus $1,250 for each Board meeting attended. Effective January 1, 2006, Mr. O'Sullivan receives an annual retainer of $40,000, plus $1,000 for each Board meeting attended and

$1,000 for each Committee meeting attended. For his service as Chairman, Mr. Youngblood receives an additional annual payment of $10,000. Trustees are also reimbursed for any expenses incurred in attending Board meetings. Total compensation (excluding reimbursements) is reflected in the following table for the fiscal year ended October 31, 2005. The compensation amounts below include the flight service charges paid by the Trusts to American Airlines, Inc.



                                                   Pension or      Total
                                                   Retirement   Compensation
                                                    Benefits      From the
                         Aggregate     Aggregate   Accrued as  Trusts, Select
                        Compensation Compensation  Part of the   Funds and
                          From the     From the      Trusts'    Master Trust
  Name of Trustee       Beacon Trust Mileage Trust  Expenses     (27 Funds)
  ---------------       ------------ ------------- ----------- --------------
                              INTERESTED TRUSTEES
  William F. Quinn        $     0         $ 0          $0         $     0
  Alan D. Feld            $12,630         $47          $0         $32,248

                            NON-INTERESTED TRUSTEES
  W. Humphrey Bogart      $11,443         $43          $0         $29,218
  Brenda A. Cline         $19,721         $74          $0         $50,357
  Ben Fortson*            $ 2,980         $11          $0         $ 7,610
  Richard A. Massman      $16,552         $62          $0         $42,263
  Stephen D. O'Sullivan   $17,624         $66          $0         $45,000
  R. Gerald Turner        $ 5,571         $21          $0         $14,225
  Kneeland Youngblood     $17,874         $67          $0         $45,641

--------

* Mr. Fortson retired from the Trusts effective February 28, 2002. He now serves as Trustee Emeritus.


   The Boards have adopted an Emeritus Trustee and Retirement Plan. The Plan provides that a Trustee who has reached the age of 70 is eligible to elect Trustee Emeritus status. Alternately, a Trustee who has served on the Board of one or more Trusts for at least 5 years may elect to retire from the Boards at an earlier age and immediately assume Trustee Emeritus status. A person may serve as a Trustee Emeritus and receive related retirement benefits for a period up to a maximum of 10 years. Only those Trustees who retire from the Boards and elect Trustee Emeritus status may receive retirement benefits under the Plan. A Trustee Emeritus must commit to provide certain ongoing services and advice to the Board members and the Trusts; however, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds. Ben Fortson currently serves as Trustee Emeritus to the Trusts.

   During the term that the Trustee Emeritus serves, each Trustee Emeritus and his or her spouse will receive American Airlines, Inc. annual flight benefits plus reimbursement to the Trustee Emeritus of any tax liability relating to such flights during the term that such person serves as a Trustee Emeritus. Such flight benefits, including the taxes that are payable with respect to such benefits, shall not exceed a maximum annual value to the Trustee Emeritus of $40,000.



                                CODE OF ETHICS

   The Manager and the Trusts have each adopted a Code of Ethics ("Code") under Rule 17j-1 of the 1940 Act. Each Code significantly restricts the personal trading of all employees with access to non-public portfolio information. For example, each Code generally requires pre-clearance of all personal securities trades (with limited exceptions) and prohibits employees from purchasing or selling a security that is being purchased or sold or being considered for purchase or sale by any Fund. In addition, each Code requires employees to report trades in shares of the Trusts. Each Code is on public file with, and may be obtained from, the SEC.

                             PROXY VOTING POLICIES

   From time to time, the Funds may own a security whose issuer solicits a proxy vote on certain matters. The Trusts have adopted a Proxy Voting Policy and Procedures (the "Policy") that sets forth guidelines and procedures designed to ensure that the Manager votes such proxies in the best interests of Fund shareholders. The Policy includes procedures to address potential conflicts of interest between the Funds' shareholders and the Manager or its affiliates. Please see Appendix A for a copy of the Policy. Each Fund's proxy voting record for annual periods ended June 30 will be available as of August 31 of each year upon request and without charge by calling 1-800-967-9009 or by visiting the SEC's website at http://www.sec.gov. The proxy voting record can be found in Form N-PX on the SEC's website.

                      CONTROL PERSONS AND 5% SHAREHOLDERS


   Set forth below are the entities or persons that own more than 5% of the outstanding shares of a Fund or Class as of January 31, 2006, including classes of shares not included in this SAI. Entities or persons owning more than 25% of the outstanding shares of a Fund may be deemed to control that Fund. The actions of an entity or person that controls a Fund could have an effect on other shareholders. For instance, a control person may have effective voting control over that Fund or large redemptions by a control person could cause a Fund's other shareholders to pay a higher pro rata portion of the Fund's expenses. All Trustees and officers as a group own less than 1% of the outstanding shares of any of the Funds.



                                              Total Cash Mgmt. Platinum
        Money Market Fund                     Fund    Class     Class
        -----------------                     ----- ---------- --------
        National Investor Services Corp.*      28%*              100%*
          55 Water Street, 32/nd/ Floor
          New York, NY 10041

        SEI Trust Company c/o Treasury Point*  24%*     50%*
          1 Freedom Valley Dr.
          Oaks, PA 19456

        Goldman Sachs Global Cash Services*    14%*     30%*
          71 South Wacker Drive, Suite 500
          Chicago, IL 60606-4637

        Sky Chefs Inc.                                   7%
          6191 N. State Hwy 161
          Irving, TX 75038-2220

--------
* Denotes record owner of Fund shares only


                                              Total Mileage Platinum
            Money Market Mileage Fund         Fund   Class   Class
            -------------------------         ----- ------- --------
            National Investor Services Corp.*  93%*   46%*    100%*
              55 Water Street, 32/nd/ Floor
              New York, NY 10041

--------
* Denotes record owner of Fund shares only


                                                  Total Platinum
                Municipal Money Market Fund       Fund   Class
                ---------------------------       ----- --------
                National Investor Services Corp.*  97%*   100%*
                  55 Water Street, 32/nd/ Floor
                  New York, NY 10041

--------
* Denotes record owner of Fund shares only


                                               Total Mileage Platinum
           Municipal Money Market Mileage Fund Fund   Class   Class
           ----------------------------------- ----- ------- --------
            National Investor Services Corp.*   47%*   36%*    100%*
              55 Water Street, 32/nd/ Floor
              New York, NY 10041

            Geoffrey Brod                       13%    16%
              41 Woodford Hills Drive
              Avon, CT 06001

            Coleman M. and Grace L. Brandt      12%    14%
              330 W. 72/nd/ St. Apt. 10A
              New York, NY 10023

            Shelby S. Werner                            5%
              P.O. Box 385
              Pawling, NY 12564-0385

--------
* Denotes record owner of Fund shares only


                                            Total Cash Mgmt. Platinum
          U.S. Government Money Market Fund Fund    Class     Class
          --------------------------------- ----- ---------- --------
          Muir & Co.                          8%
            c/o Frost National Bank
            P.O. Box 2479
            San Antonio, TX 78298-2479

          National Investor Services Corp.*  21                100%*
            55 Water Street, 32/nd/ Floor
            New York, NY 10041

          Transco & Co.*                     67%*    100%*
            105 N. Main St.
            Wichita, KS 67202

--------
* Denotes record owner of Fund shares only

  U.S. Gov't Money Market Mileage Fund Total Fund Mileage Class Platinum Class
  ------------------------------------ ---------- ------------- --------------
  National Investor Services Corp.*        45%*        20%*          100%*
    55 Water Street, 32/nd/ Floor
    New York, NY 10041

  Restated OSO LOC Tract D Trust*                      11%             7%
    411 Tano Road
    Santa Fe, NM 87506-7029
  Monica MCQuaid                                        5%
    1341 Turvey Road
    Downers Grove, IIl 60515-4547

  Steven D. Blecher                        15%         21%
    24 Henry Street
    Scarsdale, NY 10583-2602

  Charles P. McQuaid                                    5%
    1341 Turvey Road
    Downers Grove, Il 60515-4547

  See More Light Trust                     11%         16%
    P.O. Box 4383
    Scottsdale, AZ 85261-4383

--------
* Denotes record owner of Fund shares only

             MANAGEMENT, ADMINISTRATIVE AND DISTRIBUTION SERVICES

   The Manager is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc., and is paid a management fee as compensation for paying investment advisory fees and for providing the Trusts and the Master Trust with advisory and asset allocation services. Pursuant to management and administrative services agreements, the Manager provides the Trusts and the Master Trust with office space, office equipment and personnel necessary to manage and administer the Trusts' operations. This includes:

      .   complying with reporting requirements;

      .   corresponding with shareholders;

      . maintaining internal bookkeeping, accounting and auditing services and records; and

      .   supervising the provision of services to the Trusts by third parties.

   Each Fund is responsible for expenses not otherwise assumed by the Manager, including the following: audits by independent auditors; transfer agency, custodian, dividend disbursing agent and shareholder recordkeeping services; taxes, if any, and the preparation of each Fund's tax returns; interest; costs of Trustee and shareholder meetings; printing and mailing prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of the Funds' existence; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of non-interested Trustees; insurance and fidelity bond premiums; fees paid to consultants providing reports regarding adherence by investment advisors to the investment style of a Fund; fees paid for brokerage commission analysis for the purpose of monitoring best execution practices of the investment advisors; and any extraordinary expenses of a nonrecurring nature.


   As compensation for providing management services, each Portfolio pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to 0.10% of its net assets. The following amounts represent management fees paid to the Manager based on total Portfolio assets, including funds and classes of shares not included in this SAI. Management fees for the fiscal years ended December 31, 2003, 2004 and 2005 were approximately $4,952,000, $5,767,000 and $7,087,000. Because the Portfolios are advised solely by the Manager, the Manager retained this entire amount. No management fees were waived by the Manager in relation to the Portfolios.

   In addition to the management fee, the Manager is paid an administrative services fee for providing administrative and management services (other than investment advisory services) to the Funds. Administrative services fees for the last three fiscal years were approximately as follows. These amounts include payments by funds and classes of the Beacon Trust not included in this SAI.



                               Fiscal Years Ended December 31,
                               --------------------------------
                                  2003       2004       2005
                               ---------- ---------- ----------
                 Beacon Trust  $1,569,000 $1,011,000 $  926,000
                 Mileage Trust $3,751,000 $3,325,000 $2,977,000



   The Manager (or another entity approved by the Board) under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, is paid 0.25% per annum of the average daily net assets of each Mileage Trust Fund for distribution-related services, including costs of advertising and American Airlines(R) AAdvantage(R) travel award program miles ("AAdvantage Miles")1. The Manager will receive these fees regardless of the amount of the Manager's actual expenses related to distribution efforts on behalf of the Mileage Trust Funds. Thus, the Manager may realize a profit or a loss based upon its actual distribution-related expenditures for the Mileage Trust Funds. The Manager anticipates that the distribution plan will benefit shareholders by providing the means for shareholders to receive AAdvantage Miles. Distribution fees pursuant to Rule 12b-1 under the 1940 Act for the fiscal years ended
December 31, 2003, 2004 and 2005 were approximately $1,460,000, $1,298,000 and
$1,170,000, respectively. During the fiscal years ended December 31, 2003, 2004 and 2005, the Manager waived distribution fees in the amount of approximately $220,800, $263,000 and $51,600, respectively.

   The Manager (or another entity approved by the Board) under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, is paid 0.25% per annum of the average daily net assets of the Platinum Class of each Beacon Trust Fund for distribution-related services, including expenses relating to selling efforts of various broker-dealers, transfer agency fees and the preparation and distribution of Platinum Class advertising material and sales literature. The Manager will receive these fees regardless of the amount of the Manager's actual expenses related to distribution efforts on behalf of the Platinum
Class. Thus, the Manager may realize a profit or a loss based upon its actual distribution-related expenditures for the Platinum Class. The Manager anticipates that the distribution plan will benefit shareholders by providing broader access to the Funds through broker-dealers and other financial intermediaries who require compensation for their expenses in order to offer shares of the Funds. Distribution fees pursuant to Rule 12b-1 under the 1940
Act for the fiscal years ended December 31, 2003, 2004 and 2005 were approximately $311,000, $149,000 and $136,000, respectively. During the fiscal years ended December 31, 2003, 2004 and 2005, the Manager waived distribution fees in the amount of approximately $193,000, $72,500 and $71,500, respectively.


   The Cash Management and Platinum Classes have each adopted an Administrative Services Plan (collectively, the "Plans"). The Plans provide that each Fund's Cash Management Class will pay 0.07% and each Fund's Platinum Class will pay 0.55% per annum of its average daily net assets to the Manager (or another entity approved by the Board). The Manager or these approved entities may spend such amounts on any activities or expenses primarily intended to result in or relate to the servicing of Cash Management and Platinum Class shares including, but not limited to, payment of shareholder service fees and transfer agency or sub-transfer agency expenses. The fees, which are included as part of a Fund's "Other Expenses" in the Table of Fees and Expenses in the Cash Management and Platinum Class Prospectuses, will be payable monthly in arrears without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the entity for the services provided pursuant to the Plans. The primary expenses expected to be incurred under the Plans are transfer agency fees and servicing fees paid to financial intermediaries such as plan sponsors and broker-dealers.

   The Manager has contractually agreed from time to time to waive fees and/or reimburse expenses for certain Classes of the Funds in order to maintain competitive expense ratios for the Funds. In July of 2003, the Board and the Master Trust Board approved a policy whereby the Manager may seek repayment for such fee waivers and expense reimbursements. Under the policy, the Manager can be reimbursed by a Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003 only if reimbursement to the Manager (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed the previously agreed upon contractual expense limit.


   Foreside Fund Services, LLC, located at Two Portland Square, 1/st/ Floor, Portland, Maine 04101, is the distributor and principal underwriter of the Funds' shares and, as such, receives a fee from the Manager for distributing shares of the Beacon and Mileage Trusts and the Select Funds.


                            OTHER SERVICE PROVIDERS

   The transfer agent for the Trust is State Street Bank and Trust Company ("State Street"), located in Boston, Massachusetts, who provides transfer agency services to Fund shareholders through its affiliate Boston Financial Data Services, located in Kansas City, Missouri. State Street also serves as custodian for the Portfolios of the Master Trust and the Funds. The independent registered public accounting firm for the Funds and the Master Trust is Ernst & Young LLP, located in Chicago, Illinois.

--------
/1/ American Airlines and AAdvantage are registered trademarks of American Airlines, Inc.

                       PORTFOLIO SECURITIES TRANSACTIONS

   In selecting brokers or dealers to execute particular transactions, the Manager is authorized to consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine a Fund or Portfolio's net asset value), and other information provided to the applicable Fund, Portfolio, or the Manager, provided, however, that the Manager determines that it has received the best net price and execution available. The Trusts do not allow the Manager or sub-advisors to enter arrangements to direct transactions to broker-dealers as compensation for the promotion or sale of Trust shares by those broker-dealers.

                              REDEMPTIONS IN KIND

   Although each Fund intends to redeem shares in cash, each reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding Portfolio. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the applicable Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transaction costs.

                                NET ASSET VALUE

   It is the policy of the Funds to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The portfolio instruments held by each Fund's corresponding Portfolio are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such market fluctuations are generally in response to changes in interest rates. Use of the amortized cost valuation method requires the Funds' corresponding Portfolios to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the Master Trust Board to be of high quality with minimal credit risks. The corresponding portfolios of the Funds may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by two Rating Organizations, such as "P-1" by Moody's Investors Service, Inc. ("Moody's") and "F-1" by Fitch Ratings, and have received the next highest short-term rating by other Rating Organizations, such as "A-2" by Standard & Poor's Ratings Services ("Standard & Poor's") and "P-2" by Moody's. See "Ratings of Municipal Obligations" and "Ratings of Short-Term Obligations" for further information concerning ratings.

                                TAX INFORMATION

Taxation of the Funds

   To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Tax Code"), each Fund (each of which is treated as a separate corporation for these purposes) must, among other requirements:


   .   Derive at least 90% of its gross income each taxable year from
       (1) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or certain other income and (2) as a result of the American Jobs Creation Act of 2004 ("2004 Act"), net income from an interest in a "qualified publicly traded partnership" ("QPTP") ("Income Requirement");

   . Diversify its investments so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities and (2) not more than 25% of the value of its total assets is invested in (a) the securities (other than U.S. Government securities or securities of other RICs) of any one issuer, (b) the securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar or related trades or businesses, or (c) the securities of one or more QPTPs ("Diversification Requirement"); and

   . Distribute annually to its shareholders at least 90% of the sum of its investment company taxable income (generally, taxable net investment income plus the excess of net short-term capital gain over net long-term capital loss) plus, in the case of the Municipal Money Market Funds, net interest income excludable from gross income under Section 103(a) of the Tax Code ("Distribution Requirement").

   Each Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolio's assets and to earn the income on that share for purposes of determining whether the Fund satisfies the Income and Diversification Requirements. If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions - including distributions by the Municipal Money Market Funds that otherwise would qualify as "exempt-interest dividends" (as described below under "Taxation of the Funds' Shareholders")--as taxable dividends to the extent of the Fund's earnings and profits. Those dividends would be taxable as ordinary income, except that, for individual shareholders, the part thereof that is "qualified dividend income" would be taxable at the rate for net capital gain (a maximum of 15%). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

   Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

   See the part of the next section entitled "Taxation of Certain Investments" for a discussion of the tax consequences to each Fund of certain investments and strategies it or its corresponding Portfolio may employ.

Taxation of the Portfolios

   The Portfolios and their Relationship to the Funds. Each Portfolio is classified as a separate partnership for federal tax purposes and is not a "publicly traded partnership" treated as a corporation. As a result, each Portfolio is not subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.


   Because, as noted above, each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and to earn a proportionate share of its corresponding Portfolio's income for purposes of determining whether the Fund satisfies the requirements to continue to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.


   Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that
(1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis in its interest in the Portfolio before the distribution,
(2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Fund's basis in its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.


   Taxation of Certain Investments. The Municipal Money Market Funds' corresponding Portfolio may acquire zero coupon or other securities issued with original issue discount. As investors in a Portfolio that holds those securities, the Municipal Money Market Funds would have to take into account their share of the original issue discount that accrues on the securities during the taxable year, even if the Portfolio (and, hence, the Funds) receive no corresponding payment on the securities during the year. Because each Fund annually must distribute substantially all of its investment company taxable income (plus, in the case of each Municipal Money Market Fund, its respective share of the Municipal Money Market Portfolio's net tax-exempt interest income), including its share of its corresponding Portfolio's accrued original issue discount (and, in the case of each Municipal Money Market Fund, its share of the Municipal Money Market Portfolio's accrued tax-exempt original issue discount), to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, each Municipal Money Market Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or the proceeds of redemption of a portion of each Municipal Money Market Fund's interest in its corresponding Portfolio (which redemption proceeds would be paid from the Portfolio's cash assets or the proceeds of sales of portfolio securities, if necessary). The Portfolio might realize capital gains or losses from any such sales, which would increase or decrease each Municipal Money Market Fund's investment company taxable income and/or net capital gain.

Taxation of the Funds' Shareholders

   Dividends or other distributions a Fund declares in the last quarter of any calendar year that are payable to shareholders of record on a date in that quarter will be deemed to have been paid by the Fund and received by those shareholders on December 31 of that year if the Fund pays the distribution during the following January. Accordingly, those distributions will be reported by, and (except for "exempt-interest dividends," as defined below) taxed to, those shareholders for the taxable year in which that December 31 falls.

   If Fund shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and any loss not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon.

   Distributions by the Municipal Money Market Funds of the amount by which their respective share of the Municipal Money Market Portfolio's income on tax-exempt securities exceeds certain amounts disallowed as deductions, designated by the Funds as "exempt-interest dividends," generally may be excluded from gross income by their shareholders. Dividends the Municipal Money Market Funds pay will qualify as exempt-interest dividends if, at the close of each quarter of the taxable year, at least 50% of the value of each Fund's total assets (including its share of the Portfolio's total assets) consists of securities the interest on which is excludable from gross income under
Section 103(a) of the Tax Code. The Funds and Portfolio intend to continue to satisfy this requirement. The aggregate dividends excludable from shareholders' gross income may not exceed the Municipal Money Market Funds' net tax-exempt income. The shareholders' treatment of dividends from the Municipal Money Market Funds under state and local income tax laws may differ from the treatment thereof under the Tax Code.


   The Municipal Money Market Funds' distributions attributable to interest on certain private activity bonds ("PABs") are treated as an item of tax preference for purposes of the federal alternative minimum tax ("AMT"), although they remain fully tax-exempt for regular federal income tax purposes. Exempt-interest dividends that a corporate shareholder receives may be indirectly subject to the AMT. In addition, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by PABs should consult their tax advisors before purchasing shares of either Municipal Money Market Fund because, for users of certain of these facilities, the interest on PABs is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs.


   Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the Municipal Money Market Funds) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from the Municipal Money Market Funds still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

   The foregoing is only a summary of some of the important federal tax considerations affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

                           DESCRIPTION OF THE TRUSTS

   The Beacon Trust, organized on January 16, 1987, and the Mileage Trust, organized on February 22, 1995, are entities of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, each Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trusts may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. Each Trust has not engaged in any other business.

   The Cash Management Class was created for institutional investors. The following individuals are eligible for purchasing shares of the Cash Management Class with an initial investment below the minimums of $10 million for the Money Market Fund and $2 million for the U.S. Government Money Market Fund:
(i) employees of the Manager, (ii) officers and directors of AMR and
(iii) members of the Trusts' Board of Trustees. The Platinum Class was created as an investment vehicle for cash balances of customers of certain broker-dealers. The Mileage Class was created for individual investors wishing to receive AAdvantage Miles.

                               OTHER INFORMATION

   Asset-Backed Securities-Through the use of trusts and special purpose subsidiaries, various types of assets (primarily home equity loans, automobile and credit card receivables, other types of receivables/assets as well as purchase contracts, financing leases and sales agreements entered into by municipalities) are securitized in pass-through structures similar to Mortgage-Backed Securities, as described below. The Portfolios are permitted to invest in asset-backed securities, subject to the Portfolios' rating and quality requirements.

   Bank Deposit Notes-Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

   Bankers' Acceptances-Bankers' acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

   Cash Equivalents-Cash equivalents include certificates of deposit, bearer deposit notes, bankers' acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

   Certificates of Deposit-Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.

   Commercial Paper-Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

   Derivatives-Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses.

   Dollar Rolls-A dollar roll is a contract to sell mortgage-backed securities as collateral against a commitment to repurchase similar, but not identical, mortgage-backed securities on a specified future date. The other party to the contract is entitled to all principal, interest, and prepayment cash flows while it holds the collateral. Each Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the forward purchase obligation.

   Eurodollar and Yankeedollar obligations-Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

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   Full Faith and Credit Obligations of the U.S. Government-Securities issued or guaranteed by the U.S. Treasury, backed by the full taxing power of the U.S. Government or the right of the issuer to borrow from the U.S. Treasury.

   General Obligation Bonds-General obligation bonds are secured by the pledge of the issuer's full faith, credit, and usually, taxing power. The taxing power may be an unlimited ad valorem tax or a limited tax, usually on real estate and personal property. Most states do not tax real estate, but leave that power to local units of government.

   Illiquid Securities-Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Portfolio might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Portfolio may get only limited information about an issuer, so it may be less able to predict a loss. A Portfolio also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

   In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

   Interfund Lending-Pursuant to an order issued by the SEC, the Funds may participate in a credit facility whereby each Fund, under certain conditions, is permitted to lend money directly to other Funds for temporary purposes. The credit facility can provide a borrowing Fund with significant savings at times when the cash position of the Fund is insufficient to meet temporary cash requirements. This situation could arise when shareholder redemptions exceed anticipated volumes and certain Funds have insufficient cash on hand to satisfy such redemptions. When the Funds liquidate portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to three days (or longer for certain foreign transactions). However, redemption requests normally are satisfied immediately. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities.

   The credit facility will enhance the ability of the Funds to earn higher rates of interest on their short-term lending.

   Loan Participation Interests-Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid.

   Loan Transactions-Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.

   Securities loans will be made in accordance with the following conditions:
(1) the Portfolio must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Portfolio must be able to terminate the loan after notice, at any time; (4) the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the Master Trust Board must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Master Trust Board to vote proxies.

   While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the Master Trust Board to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. Such loan transactions are referred to in this Statement of Additional Information as "qualified" loan transactions.

   The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the Master Trust Board.

   Mortgage-Backed Securities-Mortgage-backed securities consist of both collateralized mortgage obligations and mortgage pass-through certificates.


      Collateralized Mortgage Obligations ("CMOs")-CMOs and interests in real estate mortgage investment conduits ("REMICs") are debt securities collateralized by mortgages or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as "tranches," which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders, and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress that is owned entirely by the Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. A REMIC itself is generally exempt from federal income tax, but the income from its mortgages is taxable to its investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.


      Mortgage Pass-Through Certificates-Mortgage pass-through certificates are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.

      (1) Government National Mortgage Association ("GNMA") Mortgage Pass-Through Certificates ("Ginnie Maes")-GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.

      (2) FHLMC Mortgage Participation Certificates ("Freddie Macs")-Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC.

   Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.

      (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes")-Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

      (4) Mortgage-Related Securities Issued by Private Organizations-Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

   Municipal Lease Obligations ("MLOs")-MLOs are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality's credit and thus interest may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate with the possibility of default on the lease obligation. With respect to MLOs purchased by the corresponding Portfolio of the Municipal Money Market Fund, the Master Trust Board has established the following guidelines for determining the liquidity of the MLOs in its portfolio, and, subject to review by the Master Trust Board, has delegated that responsibility to the investment advisor: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the marketplace trades; (5) the likelihood that the marketability of the obligation will be maintained through the time the security is held by the Portfolio;
(6) the credit quality of the issuer and the lessee; (7) the essentiality to the lessee of the property covered by the lease and (8) for unrated MLOs, the MLOs' credit status analyzed according to the factors reviewed by rating agencies.


   Private Activity Bonds-PABs are issued to finance, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain facilities for water supply, gas, electricity, sewage or solid waste disposal. PABs are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. Distributions by the Municipal Money Market Funds attributable to interest earned on PABs may have adverse tax consequences for certain shareholders of those Funds. See "Tax Information - Taxation of the Funds' Shareholders."


   Ratings of Long-Term Obligations-The Portfolio utilizes ratings provided by the following nationally recognized statistical rating organizations ("Rating Organizations") in order to determine eligibility of long-term obligations.

   The two highest Moody's ratings for long-term obligations (or issuers thereof) are Aaa and Aa. Obligations rated Aaa are judged by Moody's to be of the best quality. Obligations rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody's states that debt rated Aa is rated lower than Aaa debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

   The two highest Standard & Poor's ratings for long-term obligations are AAA and AA. Obligations rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

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   The two highest ratings for long-term obligations by Fitch Ratings are AAA and AA. Obligations rated AAA have the lowest expectation of credit risk. An AAA rating is assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. Obligations rated AA have a very low expectation of credit risk. They are deemed to have a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

   The two highest ratings for long-term obligations by Dominion Bond Rating Service Limited ("DBRS") are AAA and AA. Obligations rated AAA have the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Obligations rated AA are of superior credit quality, and protection of interest and principal is considered high. Entities rated AA are also considered unlikely to be significantly affected by reasonably foreseeable events.

   Standard & Poor's and Fitch apply indicators (such as "+" and "-") and DBRS adds "high" or "low" to indicate relative standing within the major rating categories (except AAA). A rating without one of these indicators falls within the middle of the category.

   Ratings of Municipal Obligations-Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade or "MIG" with variable rate demand obligations being designated as "VMIG." A VMIG rating also may be assigned to commercial paper programs which are characterized as having variable short-term maturities but having neither a variable rate nor demand feature. Factors used in determination of ratings include liquidity of the borrower and short-term cyclical elements.

   Standard & Poor's uses SP-1, SP-2, and SP-3 to rate short-term municipal obligations. A rating of SP-1 denotes a very strong or strong capacity to pay principal and interest.

   Ratings of Short-term Obligations-The rating P-1 is the highest short-term rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;
(3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

   Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor's have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's short-term obligation is rated A-1, A-2, or A-3.

   Fitch Ratings' short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

   Commercial paper and short-term debt considered to be prime credit quality by DBRS is rated R-1. Obligations of the highest credit quality are rated R-1
(high). These are entities possessing unquestioned ability to repay current liabilities as they fall due and maintaining strong liquidity positions, conservative debt levels and profitability that is both stable and above average. Obligations rated R-1 (middle) are of superior credit quality and, in most cases, differ from R-1 (high) credits to only a small degree. Of satisfactory credit quality are obligations rated R-1 (low). For these entities, the overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher-rating categories, but these considerations are still respectable.

   Repurchase Agreements-A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (e.g., a Portfolio) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price will be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement.

   Each Portfolio may enter into repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Manager, presents a minimum risk of bankruptcy during the term of the agreement based upon guidelines that periodically are reviewed by the Master Trust Board. Each Portfolio may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or agent) approved by the Master Trust Board during the term of the agreement. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

   In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, a Portfolio may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case a Portfolio may incur a loss if the proceeds to the Portfolio from the sale of the securities to a third party are less than the repurchase price.

   Reverse Repurchase Agreements-The Portfolios may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Portfolio would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Portfolios intend to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment advisor possessing investment authority. At the time a Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price at which such Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

   Resource Recovery Obligations-Resource recovery obligations are a type of municipal revenue obligation issued to build facilities such as solid waste incinerators or waste-to-energy plants. Usually, a private corporation will be involved and the revenue cash flow will be supported by fees or units paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of these obligations.

   Revenue Obligations-Revenue obligations are backed by the revenue cash flow of a project or facility.

   Section 4(2) Securities-Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as one of the Portfolios, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A.
Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.

   The Master Trust Board and the Manager will carefully monitor the Portfolio's investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing the Portfolio's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

   Tax, Revenue or Bond Anticipation Notes-Tax, revenue or bond anticipation notes are issued by municipalities in expectation of future tax or other revenues that are payable from those taxes or revenues. Bond anticipation notes usually provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs in anticipation of future tax or other revenue.


   U.S. Government Securities-U.S. Government Securities are securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government Securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank obligations, Federal Intermediate Credit Bank obligations, U.S. Government agency obligations and repurchase agreements secured thereby.

   U.S. Treasury Obligations-U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS.

   Variable or Floating Rate Obligations-A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.

   Pursuant to Rule 2a-7 under the 1940 Act, variable or floating rate obligations with stated maturities of more than 397 days may be deemed to have shorter maturities as follows:

   (1) An obligation that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

   (2) A variable rate obligation, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

   (3) A variable rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

   (4) A floating rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

   As used above, an obligation is "subject to a demand feature" when a Portfolio is entitled to receive the principal amount of the obligation either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

   Variable Rate Auction and Residual Interest Obligations-Variable rate auction and residual interest obligations are created when an issuer or dealer separates the principal portion of a long-term, fixed-rate municipal bond into two long-term, variable-rate instruments. The interest rate on one portion reflects short-term interest rates, while the interest rate on the other portion is typically higher than the rate available on the original fixed-rate bond.

   When-Issued and Forward Commitment Transactions- For purchases on a when-issued basis, the price of the security is fixed at the date of purchase, but delivery of and payment for the securities is not set until after the securities are issued (generally one to two months later). The value of when-issued securities is subject to market fluctuation during the interim period and no income accrues to a Portfolio until settlement takes place. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Forward commitment transactions involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. The payment obligation and interest rate are fixed at the time the buyer enters into the forward commitment. Forward commitment transactions are typically used as a hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued.

   Each Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the when-issued or forward commitment transaction. When entering into a when-issued or forward commitment transaction, a Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.

                                                                     APPENDIX A

               PROXY VOTING POLICY AND PROCEDURES FOR THE TRUSTS


                         AMERICAN BEACON MASTER TRUST
                             AMERICAN BEACON FUNDS
                         AMERICAN BEACON MILEAGE FUNDS
                         AMERICAN BEACON SELECT FUNDS


                      PROXY VOTING POLICY AND PROCEDURES


                        Last Amended November 16, 2005


Preface


   Proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to secure the best long-term interests of interest holders of the American Beacon Master Trust and shareholders of the American Beacon Funds, the American Beacon Mileage Funds, and the American Beacon Select Funds (collectively, the "Funds"). Therefore, these Proxy Voting Policy and Procedures (the "Policy") have been adopted by the Funds.

   The Funds are managed by American Beacon Advisors, Inc. (the "Manager"). The Manager has retained a proxy voting consultant (the "Consultant") to provide assistance regarding the objective review and voting of proxies on any assets held by the Funds that invest primarily in the securities of domestic U.S. issuers (the "Domestic Funds"), consistent with the Policy. The Policy sets forth the policies and procedures the Manager employs when voting proxies for the Domestic Funds, including the role of their investment subadvisers (the "Subadvisers"). Proxy voting for the Funds that invest primarily in the securities of foreign issuers (the "International Funds") has been delegated by the International Funds' Boards of Trustees to the subadvisers for those funds ("International Subadvisers"). For the securities held in their respective portion of each International Fund, the International Subadvisers make voting decisions pursuant to their own proxy voting policies and procedures, which have been adopted by the International Funds and approved by their Boards of Trustees. The Policy includes the procedures that the Manager performs to monitor proxy voting by the International Subadvisers.


   For all of the Funds, the Manager seeks to ensure that proxies are voted in the best interests of Fund interest holders and shareholders (collectively, "shareholders"). For certain proxy proposals, the interests of the Manager and/or its affiliates may differ from Fund shareholders' interests. To avoid the appearance of impropriety and to fulfill its fiduciary responsibility to shareholders in these circumstances, the Policy includes procedures established by the Manager for voting proxy proposals that potentially present a conflict of interests.

  Domestic Funds - Procedures


   1. Voting -The Consultant has been instructed by the Manager to vote proxies in accordance with the Policy, unless it is notified to vote otherwise by the Manager in writing. The Manager may decide to instruct the Consultant to vote in a manner different than specified by the Policy if it determines that such a variance from the Policy would be in the best interests of Fund shareholders. In making such a determination, the Manager will conduct its analysis of the proxy proposal, which will include, among other things, discussing the issue with Subadvisers holding the security to determine their recommended voting position.

       Except as otherwise noted, items to be evaluated on a case-by-case basis and proposals not contemplated by the Policy will be assessed by the Manager. In these situations, the Manager will use its judgment in directing the Consultant to vote in the best interest of the Funds' shareholders and will propose changes to the Policy when appropriate.

   2. Conflicts of Interest - The Manager maintains a list by Fund of all affiliated persons, including the Manager and its affiliates, the Subadvisers and their affiliates as well as the Funds' distributor and its affiliates. Any proxy proposal involving an entity on this list could be considered to represent a conflict of interest between a) the Manager, a Subadviser, the distributor or any of their affiliates and b) Fund shareholders. The Consultant will be provided with a copy of the list of affiliated persons and will be instructed to notify the Manager of any proxy involving such entities. The Manager will conduct an analysis based upon the following procedures to resolve these known potential conflicts as well as any unforeseen conflicts.

                                                                     APPENDIX A


          a. Proxies for Affiliated Funds - Each Fund has the ability to invest in the shares of any of the Money Market Funds. For example, the High Yield Bond Fund may purchase shares of the Money Market Fund. If the Money Market Fund issues a proxy for which the High Yield Bond Fund is entitled to vote, the Manager's interests regarding the Money Market Fund might appear to conflict with the interests of the shareholders of the High Yield Bond Fund. In these cases, the Manager will instruct the Consultant to vote in accordance with the Board of Trustees' recommendations in the proxy statement.


          b. Business / Personal Connections of the Manager - The Manager is a wholly owned subsidiary of AMR Corporation, which is a publicly owned corporation and the parent company of American Airlines, Inc. To avoid the appearance of any conflict of interests, the Funds are expressly prohibited from investing in the securities of AMR Corporation or any other airline company.

          The Manager could have an advisory client that issues a proxy or promotes a proxy proposal for which a Fund is entitled to vote. By taking a particular voting position on the proxy, it could be perceived by Fund shareholders that the Manager is favoring the advisory client over Fund shareholders in order to avoid harming its relationship with the advisory client. If the Manager is asked to render a decision regarding a proxy proposal issued or promoted by one of its advisory clients, the Manager will refer that proposal to the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.

          In the event that a principal officer of the Manager has a personal relationship or connection with an issuer or proponent of a proxy proposal being considered by the Manager, the voting matter will be discussed with the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.

          If an unforeseen conflict pertaining to a particular proxy proposal becomes apparent, the Manager will refer that proposal to the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.


          c. Business / Personal Connections of the Subadvisers - Each Subadviser (and its affiliates) is considered an affiliate of the portion of the Fund it manages. When the Manager receives input regarding a voting recommendation from a Subadviser, the Manager will request the Subadviser's disclosure of any business or personal relationships or connections that the Subadviser itself or its principals may have with the proxy issuer or any proponent of the proxy proposal. If the Subadviser's disclosure reveals any potential conflicts of interest, the Manager will not rely on the Subadviser's recommendation regarding the proxy proposal.


  Domestic Funds - Policies


   1. Routine Proposals - Routine proxy proposals are most commonly defined as those that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. The proposals are consistent with industry standards as well as the corporate laws in the state of incorporation. Traditionally, these include:


       A. Location of annual meeting
       B. Employee stock purchase plan
       C. Appointment of auditors
       D. Corporate strategy
       E. Director compensation
       F. Director indemnification and liability protection
       G. Reincorporation




   The Funds' policy is to support management on these routine proposals.

   2. Social, Political and Environmental Proposals - Issues which can be characterized as non-financial or non-business issues involving social, political and environmental issues will result in voting to support management. Financial interests of the shareholders are the only consideration for proxy voting decisions.

   3. Shareholder Equality Proposals - Issues that do not discriminate against certain shareholders will be supported. Non-discriminatory proposals include:

                                                                     APPENDIX A

       A. Anti-greenmail--Provisions that require that the price paid to the greenmailer must be extended to all shareholders of record will be supported.

       B. Fair price provisions--Provisions that guarantee an equal price to all shareholders will be supported.


   4. Non-routine proposals--Issues in this category are more likely to affect the structure and operation of the corporation and, therefore have a greater impact on the value of the shareholders' investment. All situations will be viewed individually and independently with the focus on the financial interest of the shareholders.

   Various factors will contribute in the decision-making process assessing the financial interest of the shareholders. Consideration should be given first and foremost to the board of directors. The board of directors oversees the management of the company, makes decisions on the most important issues and is a representative of the shareholders. To the degree that the board is independent (defined as at least 75% of members are independent, having no personal or business relationship with management, as defined by the NYSE Corporate Accountability and Listing Standards Committee), capable and dedicated to the shareholders, support should be for the board's recommendations.

   Management's record, strategy and tenure will contribute in the decision-making process. The tendency will be to side with management if, in the past, it has shown the intent and ability to maximize shareholder wealth over the long term. Management will not be judged on a quarter-by-quarter basis, but judged on decisions that are consistent with the long-term interests of the shareholders of the company.

   The following are specific issues that directly impact the financial interest of the shareholders.


       A. Board of Directors


          a. Uncontested elections--The Funds will support management's slate during uncontested elections if the board is independent. The company is the best judge of who is able and available to serve, and who will work well together.

          b. Contested elections--will be evaluated on a case-by-case basis. Both slates of candidates will be evaluated based on a thorough analysis of each contesting side.

          c. Independent compensation committee--an independent committee will best represent shareholder interests and guards against conflicts of interest in executive pay decisions. An independent or majority independent committee will have no financial interest in the outcome. The Funds will support proposals for independent compensation committees.

          d. Independent nominating committee - The Funds believe that independent directors selected by a committee of independent directors will be more likely to question the CEO's business judgment. Therefore, the Funds will support proposals for independent nominating committees.

          e. Classified boards--A typical classified board is divided into 3 groups with one group standing for election every third year. The Funds believe that shareholders benefit from the structure as classified boards provide stability of leadership and continuity of management and policy that is crucial when evaluating company issues. Therefore, the Funds' policy is to support classified boards.

          f. Cumulative voting--Under cumulative voting, shareholders are entitled to a number of votes equal to the number of board seats open for election, times the number of shares held. The votes can be cast for one nominee or apportion them, equally or not, amongst the nominees. The Funds believe that each director should act for the benefit of all shareholders and therefore should not be elected by a special group of shareholders. As a result, the Funds do not support cumulative voting. Directors have the fiduciary responsibility to protect and enhance the interests of all shareholders. The potential disruption caused by a minority director with a special agenda is potentially damaging to a majority of shareholders. Directors should act in the benefit of the majority, not the minority.

          g. Independent boards - The Funds believe independent boards will permit clear and independent decision-making, benefiting shareholders' long-term interests. Board members who are independent

                                                                     APPENDIX A


are more likely to protect shareholders' interests than company executives or other insiders. An "independent director" is defined as an individual who has had no personal or business relationship with management, as defined by the NYSE Corporate Accountability and Listing Standards Committee. While the Funds' policy is to generally support independent boards, there is no objection to including up to 25% of insiders or affiliated outsiders on the board. Inside directors have intimate knowledge of the company that will be beneficial during discussions of the company's long-term prospects. If the board is less than 75% independent, the Funds will withhold their vote for non-CEO board members that are not independent.

          h. Separate chairman, CEO positions--Proponents contend that an individual with both positions is accountable to no one. The CEO is a management employee, responsible for day-to-day operations, implementing corporate strategy, and accountable to the board. The chairman is responsible for the overall direction of the company, protecting the shareholders' interests, evaluating the performance of the CEO, and is accountable to the shareholders.

          Opponents contend it would dilute the power of the CEO to provide effective leadership, create a potential rivalry between the two positions leading to compromise rather than decisive action, insulate the CEO from being held accountable by the board if the chairman is overprotective, and finally, may cause confusion by having two public spokesmen. Despite the widespread use of this structure in Britain, it is relatively revolutionary in the U.S. If the board is independent, the Funds will support the company's recommendation regarding separate chairman, CEO positions. Other situations will be evaluated on a case-by-case basis.

          i. Minimum director stock / fund ownership--proponents contend that a director's interests will be more aligned with shareholders if the director has a personal stake in the company. Additionally, many companies are providing part of their compensation in the form of stock for directors.

          Opponents contend that minimum stock/fund ownership requirements will restrict the search to qualified, wealthy board candidates. This could eliminate other candidates who may not be able to pay the price of the required stock.

          The Funds will not support proposals for minimum director stock ownership.


       B. Executive / Director compensation


          a. Incentive/Stock option plans (establish, amend, add)--proponents contend that incentive/stock option plans are designed to attract, hold and motivate management. Shareholders generally favor these plans, as top managers should have a stake in their company that ties compensation to performance. By aligning management's interests with shareholders toward a goal of increasing shareholder value, better returns usually result.

          Opponents contend that incentive/stock option plans may dilute the shareholders' claim on profits and assets and may lead to a shift in the balance of voting control. Additionally, easily attainable incentive goals may not provide the necessary incentive for management.

          If the board is independent and if the company has performed well over the previous 3- or 5- year period, the Funds will generally support these plans. However, the Funds will not support plans that permit:

          . Dilution in excess of the company's peer group, unless overall executive compensation levels (including the value of the options) are at or below the peer group; or




          .   Repricing/replacing underwater options


          b. Discounted stock options--options that may be exercised at prices below the stock's fair market value on the award date. Sometimes called non-qualified options, these options are granted "in-the-money" or immediately exercisable for a profit. The Funds do not support discounted stock options, as they do not give management much incentive to increase share value, while the purpose of granting stock options is to align executives' interests with those of the shareholders.

          c. Exchange of underwater options--options with an exercise price higher than the market price are considered "underwater" and, needless to say, unattractive. The Funds do not support the exchange of underwater options that result in a financial gain to the participants since other shareholders have no such

                                                                     APPENDIX A


protection from falling stock prices and since executives would bear no risk if management is willing to bail them out when the stock price falls. The Funds will support the exchange of underwater options that do not result in a financial gain to the participants.

          d. Cap or limit executive and director pay - The Funds will not support capping or limiting executive or director pay. Pay flexibility is necessary to motivate and retain top quality executives and align shareholder and management interests.

          e. Link pay to performance - Proponents contend that by linking pay to performance management's interests will be aligned with shareholders. Management with compensation packages containing little volatility or risk may have a goal other than maximizing shareholder wealth. As a result, the Funds will support proposals to link pay to performance.

          f. Golden parachute provisions - provide severance payments to top executives who are terminated or demoted after a change in control (takeover). They provide some financial security to executives relieving potential anxiety as they negotiate and impartially evaluate future takeover bids. This provision will allow executives to not oppose a merger that might be in the best interests of the shareholders but may cost them their job. Parachutes may also benefit shareholders as they aid in the attraction and retention of managers.


          However, opponents contend the existence of these provisions can discourage takeover attempts, as significant sums may have to be paid to company executives. Executives are already well paid to manage the company and should not have an extra reward. Additionally, shareholder approval is generally not necessary for enactment of this provision.


          Properly conceived, golden parachutes can free management to act in the best interests of shareholders. Often, however, it is clearly an attempt to raise the cost to a third party of acquiring the company. Other criteria for analyzing the actual approval of parachute plans might include necessity, breadth of participation, payout size, sensitivity of triggers and leveraged buyout restrictions. If the board is independent and the company has performed well over the previous 3- or 5-year period, the Funds will support golden parachute provisions.

          g. Expensing stock options - Proponents argue that expensing stock options would more accurately reflect the company's earnings and would lead to better comparisons among companies. Furthermore, expensing options would rein in what many consider to be the excessive use of stock options as compensation for executives.


          Opponents argue that expensing stock options will ultimately hurt rank and file employees who currently receive stock options and will do little to curb accounting irregularities. Companies are more likely to cut back on option grants if they are considered an expense, and such cutbacks will probably come from grants to regular employees. In addition, opponents contend there is no reliable, accurate and standard way to calculate the value of stock options and say that options are not a company expense, but rather a cost incurred by shareholders in the form of dilution, which is reflected in the form of lower earnings per share. Finally, they also note that the effect of stock options is already disclosed in the notes to the company's financial statements.


          The Funds will support management's recommendations on this issue as management, along with their auditors and board, are in the best position to determine the competitive impact on their firm and determine appropriate accounting policies in compliance with FASB rules.


          C. RIC Contracts and Policies

          a. Investment Advisory Contracts - All proposals regarding new investment advisory contracts or amendments to existing contracts will be reviewed on a case-by-case basis. Due to the complex and varied nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for the Funds' shareholders.


          b. Distribution Plans - All proposals pertaining to a RIC's distribution plan will be reviewed on a case-by-case basis, weighing any proposed additional fees to be paid by shareholders against the potential benefits. The analysis will foremost consider the effects of the proposal on the shareholders.

                                                                     APPENDIX A


          c. Fundamental Objectives / Policies--All proposals regarding the fundamental investment objectives or policies of a RIC will be reviewed on a case-by-case basis. Due to the complex and varied nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for the shareholders.

       D. Confidential voting - The Funds believe that confidential voting restricts communication between shareholders and management. Additionally, the system of free and open proxy voting protects shareholder interests and ensures that the fiduciary obligations of investment funds are met. These representatives are then fully accountable to their constituents. Confidential voting is also expensive, as voting must be tabulated by a third party before presentation. The Funds will not support confidential voting. Management cannot address shareholder concerns if they cannot identify the dissenting voters. Undue pressure will not be condoned but our concern is that communication might be diminished during a time when shareholders are considering significant issues. Implementing confidential voting is not an acceptable tradeoff for the potential loss of open dialogue.


       E. Supermajority-voting provisions--Proponents contend that a broad agreement should be reached on issues that may have a significant impact on the company. Supermajority vote requirements usually require a level of voting approval in excess of a simple majority of the outstanding shares. Usually this range is from 66% to 80%, but in some cases even higher.

          Opponents contend that supermajority-voting provisions detract from a simple majority's power to enforce its will. In many cases, the supermajority requirement will make it impossible to repeal or enact proposals due to the number of votes needed. Matters of corporate policy, a sale of assets or a sale of the entire company should ordinarily only require a majority of shareholders.


       The Funds will support supermajority provisions up to 67%. All situations regarding supermajority-voting provisions larger than 67% will be reviewed on a case-by-case basis.

       F. Anti-takeover proposals - Poison pills, preemptive rights, fair pricing and dual class voting provisions force potential bidders to deal directly with the board of directors. The board's role is to protect shareholders against unfair and unequal treatment and guard against partial tender offers and other abusive tactics. Fair and equitable offers will not be prevented and will equally benefit all shareholders.

          a. Poison pills (Shareholder rights plans)--protect shareholders from coercive and unfair offers. Therefore, all shareholders should receive a better/fairer offer. If the board is independent, the Funds will support poison pills. If the board is not independent, each situation involving poison pills will be decided on a case-by-case basis.

          b. Preemptive rights--enable shareholders to retain the same percentage of ownership during additional stock offerings. This eliminates the effect of dilution on the shareholder. The Funds will support preemptive rights.

          c. Fair pricing provisions--require that if offers are not approved by the board, the bidder must pay the same "fair" price for all shares purchased. The fair price is usually defined as the highest price paid by the bidder for shares acquired before the start of the tender offer. This provision attempts to prevent "two-tiered" offers in which the bidder offers a premium for sufficient shares to gain control then offers a much lower price to the remaining holders. The Funds will support fair pricing provisions.

          d. Dual class voting provisions--create unequal voting rights among different shareholders. These provisions allow companies to raise capital and expand while letting management maintain control without fear of being acquired. However, these provisions enable management to become entrenched, as it is an anti-takeover mechanism. With management controlling the voting power, no one will pay a premium for shares of a company when there is no way for them to obtain voting control of the company. The Funds will not support dual class voting provisions.


       G. Stock related proposals


          a. Increase authorized common/preferred stock--A request for additional shares of stock was, in the past, considered a routine voting item. Companies usually state it is for a specific use, such as a stock split, acquisition or for "general corporate purposes." However, an abundance of authorized but unissued shares can become an anti-takeover measure, such as implementing a poison pill or placing a large block of stock with a friendly holder to maintain control.

                                                                     APPENDIX A


          If the board is independent, the Funds will support increases in common/preferred stock. The authorization will give companies the ability and flexibility to finance corporate growth. If the board is not independent, each situation will be decided on a case-by-case basis.

          b. Targeted share placements - the issuance of a specific block of company securities to a friendly shareholder. These placements are often used to defend against an unfriendly takeover or to obtain favorable financing and may be executed using common stock, preferred stock or convertible securities. Targeted share placements are often less expensive to execute than issuing stock, they do not require the high interest rates of traditional debt and a placement can be structured for the benefit of the limited number of parties. Additionally, share placements can be executed fairly quickly and shareholder approval is not required.

          Opponents contend targeted placements give selected shareholders an unfair access to valuable securities while diluting current shareholder's proportional ownership and voting interests. Additionally, critics contend that not only do targeted share placements serve to entrench management, but also the holder of the share placement may have a senior claim or return from company assets.


          All situations regarding targeted share placements will be reviewed on a case-by-case basis. Since such stock could be used to dilute the ownership rights of current shareholders, shareholders should have the opportunity to analyze the proposal to determine whether it is in their best economic interests.


       H. Mergers, Acquisitions, Restructurings - These transactions involve fundamental changes in the structure and allocation of a company's assets. Financial considerations are foremost in these transactions but ERISA fiduciaries are not obligated to take an offer if they feel the long-term interests of the Funds, as a shareholder will be best served by the company continuing as is.

       All situations regarding mergers, acquisitions, or restructuring will be reviewed on a case-by-case basis. Due to the complexity and company-specific nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal.

   5. Other Business - The Funds will support management with respect to "Other Business."

   6. Adjourn Meeting - The Funds will support management with respect to proposals to adjourn the shareholder meeting.

All other issues will be decided on a case-by-case basis. As with other non-routine proposals, decisions will be based primarily on management and board responsiveness to enhancing shareholder wealth.

Issues requiring analysis on a case-by-case basis will be voted according to the Consultant's recommendation when the Funds own less than 1% of the company's outstanding shares and less than $3 million of the company's market capitalization.


  International Funds - Procedures

   1. Voting - The International Funds' Boards of Trustees have delegated proxy voting to the International Subadvisers. Each International Fund has adopted the proxy voting policies and procedures of its respective subadvisers. The Manager maintains copies of the International Subadvisers' policies and will periodically check the voting record for adherence to the policies. If any discrepancies are noted, the Manager will follow up with the International Subadviser.

   2. Conflicts of Interest - Each International Subadviser receives from the Manager the list of affiliated persons for each International Fund. Any proxy proposal involving an entity on this list could be considered to represent a conflict of interest between a) the Manager, an International Subadviser, the distributor or any of their affiliates and b) Fund shareholders. If an International Subadviser receives a proxy involving one of these entities, it will notify the Manager and forward all proxy materials for consideration by the applicable Fund's Board of Trustees. The Board of Trustees will decide the Fund's voting position in consultation with the Manager and the International Subadviser.

                                                                     APPENDIX A

       If an unforeseen conflict pertaining to a particular proxy proposal becomes apparent, the International Subadviser will notify the Manager and forward all proxy materials for consideration by the applicable Fund's Board of Trustees. The Board of Trustees will decide the Fund's voting position in consultation with the Manager and the International Subadviser.

  All Funds - Other Procedures


   1. Recordkeeping - Records of all votes will be maintained by a) the Consultant and State Street Bank and Trust Company (the "Custodian") for the Domestic Funds and b) the International Subadvisers for the International Funds. Documentation of all votes against management will be maintained by the Manager. Such documentation will include the recommendations of the Subadvisers along with pertinent supporting comments and letters, the Policy, the proxy voting policies and procedures of the International Subadvisers, any and all company reports provided by proxy advisory consulting services, additional information gathered by the Manager, minutes from any meeting at which the Boards of Trustees considered a voting matter, the conclusion and final vote.


   2. Disclosure - The Manager, in conjunction with the Custodian and the International Subadvisers, will compile the Funds' proxy voting record for each year ended June 30 and file the required information with the SEC via Form N-PX by August 31. The Manager will include a summary of the Policy and/or the proxy voting policies and procedures of the International Subadvisers, as applicable, in each Fund's Statement of Additional Information ("SAI"). In each Fund's annual and semi-annual reports to shareholders, the Manager will disclose that a description of the Policy and/or the proxy voting policies and procedures of the International Subadvisers, as applicable, is a) available upon request, without charge, by toll-free telephone request, b) on the Funds' website (if applicable), and c) on the SEC's website in the SAI. The SAI and shareholder reports will also disclose that the Funds' proxy voting record is available by toll-free telephone request (or on the Funds' website) and on the SEC's website by way of the Form N-PX. Within three business days of receiving a request, the Manager will send a copy of the policy description or voting record by first-class mail.


   3. Board Oversight - On at least an annual basis, the Manager will present a summary of the voting records of the Funds to the Boards of Trustees for their review. The Boards of Trustees will annually consider for approval the Policy and the proxy voting policies and procedures of the International Subadvisers. In addition, the Manager and International Subadvisers will notify the Board of any material changes to the proxy voting policies and procedures.

                         AMERICAN BEACON MILEAGE FUNDS

                           PART C. OTHER INFORMATION

Item 23.  Exhibits
--------  --------
   (a)    Amended and Restated Declaration of Trust - (xiv)

   (b)    Amended Bylaws - (ii)

   (c)    Voting trust agreement -- none

(d)(i)(A) Management Agreement between American AAdvantage Mileage Funds and AMR Investment Services, Inc., dated October 1, 1995 - (ii)

 (i)(B)   Supplement to Management Agreement, dated December 17, 1996 - (i)

 (i)(C)   Supplement to Management Agreement, dated July 25, 1997 - (iv)

 (i)(D)   Supplement to Management Agreement, dated November 21, 1997 - (iv)

 (i)(E)   Supplement to Management Agreement, dated September 1, 1998 - (iv)

 (i)(F)   Supplement to Management Agreement, dated January 1, 1999 - (iv)

 (i)(G)   Supplement to Management Agreement, dated May 19, 2000 - (vii)

 (i)(H)   Supplement to Management Agreement, dated October 17, 2001 - (ix)

   (e) Distribution Agreement among the American Beacon Funds, the American Beacon Mileage Funds, the American Beacon Select Funds and Foreside Fund Sevices, LLC, dated March 1, 2005 - (xv)

   (f)    Bonus, profit sharing or pension plans - none

 (g)(i) Custodian Agreement between the American AAdvantage Mileage Funds and State Street Bank and Trust Company, dated December 1, 1997 -
          (iii)

  (ii) Amendment to Custodian Agreement to reflect amendments to Rule 17f-5 and addition of Rule 17f-7 of the 1940 Act, dated June 1, 2001 -
          (xiii)

 (h)(i) Transfer Agency and Service Agreement between the American AAdvantage Mileage Funds and State Street Bank and Trust Company, dated January 1, 1998 - (iii)

  (ii) Amendment to Transfer Agency Agreement regarding anti-money laundering procedures, dated September 24, 2002 - (xii)

  (iii) Securities Lending Authorization Agreement between American AAdvantage Mileage Funds and State Street Bank and Trust Company, dated January 2, 1998 - (iii)

  (iv) Credit Agreement between AMR Investment Services Trust, American AAdvantage Funds, American AAdvantage Mileage Funds, and AMR Investment Services, Inc., dated December 1, 1999 - (iv)

 (v) Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company, dated November 29, 1999 - (iv)

 (vi)  Purchase Agreement between American AAdvantage Mileage Funds and John
       H. Harland Company, dated December 1, 2001 - (ix)

 (i)   Opinion and consent of counsel - filed herewith

 (j)   Consent of Independent Auditors - filed herewith

 (k)   Financial statements omitted from prospectus -- none

 (l)   Letter of investment intent - (ii)

(m)(i) Plan pursuant to Rule 12b-1 for the Mileage Class - (ii)

 (ii)  Plan pursuant to Rule 12b-1 for the Platinum Class - (ii)

(iii)  Administrative Services Plan for the Platinum Class - (ii)

 (n)   Plan Pursuant to Rule 18f-3 - (ii)

(p)(i) Code of Ethics of Registrant, American Beacon Funds, American Beacon Select Funds and American Beacon Master Trust, dated February 17, 2006 - (xvii)

 (ii) Code of Ethics of American Beacon Advisors, Inc., dated February 17, 2006 - (xvii)

Other: Powers of Attorney for Trustees (Alan D. Feld, Stephen D. O'Sullivan, and Kneeland Youngblood) - (i)

       Powers of Attorney for Trustees (R. Gerald Turner) - (viii)

       Powers of Attorney for Trustees (W. Humphrey Bogart, Brenda A. Cline
       and Richard A. Massman) - (xiv)
--------
(i) Incorporated by reference to Post-Effective Amendment No. 4 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on February 13, 1997.
(ii) Incorporated by reference to Post-Effective Amendment No. 4 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 15, 1997.
(iii) Incorporated by reference to Post-Effective Amendment No. 6 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on February 26, 1998.
(iv) Incorporated by reference to Post-Effective Amendment No. 10 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 21, 1999.

 (v) Incorporated by reference to Post-Effective Amendment No. 11 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2000.
 (vi) Incorporated by reference to Post-Effective Amendment No. 32 to the American AAdvantage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on July 7, 2000.
 (vii) Incorporated by reference to Post-Effective Amendment No. 12 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2001.
 (viii) Incorporated by reference to Post-Effective Amendment No. 37 to the American AAdvantage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2001.
 (ix) Incorporated by reference to Post-Effective Amendment No. 13 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2002.
 (x) Incorporated by reference to Post-Effective Amendment No. 41 to the American AAdvantage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2002.
 (xi) Incorporated by reference to Post-Effective Amendment No. 36 to the American AAdvantage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on June 20, 2001.
 (xii) Incorporated by reference to Post-Effective Amendment No. 42 to the American AAdvantage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on February 28, 2003.
 (xiii) Incorporated by reference to Post-Effective Amendment No. 15 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2004.
 (xiv) Incorporated by reference to Post-Effective Amendment No. 16 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 15, 2004.
 (xv) Incorporated by reference to Post-Effective Amendment No. 52 to the American AAdvantage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2005.
 (xvi) Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement of the American Beacon Funds on Form N-1A, as filed with the Securities and Exchange Commission on September 30, 2005.
 (xvii) Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement of the American Beacon Funds on Form N-1A, as filed with the Securities and Exchange Commission on March 1, 2006.

Item 24. Persons Controlled by or under Common Control with Registrant

         None.

Item 25. Indemnification

   Article XI, Section 2 of the Declaration of Trust of the Mileage Trust provides that:

   (a) Subject to the exceptions and limitations contained in paragraph (b) below:

       (i) every person who is, or has been, a Trustee or officer of the Mileage Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

       (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

   (b) No indemnification shall be provided hereunder to a Covered Person:

       (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Mileage Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Mileage Trust; or

       (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Mileage Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

   (c) The rights of indemnification herein provided may be insured against by policies maintained by the Mileage Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Mileage Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

   (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Mileage Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

       (i) such Covered Person shall have provided appropriate security for such undertaking;

       (ii) the Mileage Trust is insured against losses arising out of any such advance payments; or

       (iii) either a majority of the Trustees who are neither interested persons of the Mileage Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

   According to Article XII, Section 1 of the Declaration of Trust, the Mileage Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Mileage Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

   Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26. Business and Other Connections of Investment Manager

   American Beacon Advisors, Inc. (the "Manager"), 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155, offers investment management and administrative services. Information as to the officers and directors of the Manager is included in its current Form ADV (SEC File No. 801-29198) filed with the SEC.

Item 27. Principal Underwriter

   (a) Foreside Fund Services, LLC ("FFS"), the Trust's principal underwriter, also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

Century Capital Management Trust
Forum Funds
Henderson Global Funds
ICM Series Trust
Monarch Funds
Sound Shore Fund, Inc.
Bridgeway Funds, Inc.
Wintergreen Fund, Inc.
American Beacon Select Funds
American Beacon Funds

   (b) The following table identifies the officers of FFS and their positions, if any, with the Trust. The business address of each of these individuals (other than Mr. Berthy) is Two Portland Square, Portland, Maine 04101. Mr. Berthy's business address is 77 Elmwood Drive, Suite 301, Dayton, Ohio 45459.

Name                 Position with Underwriter           Position with Trust
----                 -------------------------           -------------------
Simon D. Collier     Managing Partner and Principal      None
                     Executive Officer
Carl A. Bright       President and Treasurer             None
Richard J. Berthy    Vice President and Assistant        None
                     Treasurer
Nanette K. Chern     Chief Compliance Officer,           None
                     Secretary and Vice President
Mark A. Fairbanks    Vice President, Assistant           None
                     Secretary and Deputy Chief
                     Compliance Officer

Item 28. Location of Accounts and Records

   The books and other documents required by Section 31(a) under the Investment Company Act of 1940 are maintained in the physical possession of the Trust's 1) custodian at State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110; 2) Manager at American Beacon Advisors, Inc., 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155; or 3) transfer agent at Boston Financial Data Services, 330 West 9th St., Kansas City, Missouri 64105.

Item 29. Management Services

       All substantive provisions of any management-related service contract are discussed in Part A or Part B.

Item 30. Undertakings

Not applicable.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on March 1, 2006. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                              AMERICAN BEACON MILEAGE FUNDS

                                              By: /s/ William F. Quinn
                                                  -----------------------------
                                                  William F. Quinn
                                                  President

   Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 18 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                 Title                  Date
---------                 -----                  ----
/s/ William F. Quinn      President (Principal   March 1, 2006
------------------------  Executive Officer)
William F. Quinn          and Trustee

/s/ Rebecca L. Harris     Treasurer (Principal   March 1, 2006
------------------------  Financial Officer)
Rebecca L. Harris

W. Humphrey Bogart*       Trustee                March 1, 2006
------------------------
W. Humphrey Bogart

Brenda A. Cline*          Trustee                March 1, 2006
------------------------
Brenda A. Cline

Alan D. Feld*             Trustee                March 1, 2006
------------------------
Alan D. Feld

Richard A. Massman*       Trustee                March 1, 2006
------------------------
Richard A. Massman

Stephen D. O'Sullivan*    Trustee                March 1, 2006
------------------------
Stephen D. O'Sullivan

R. Gerald Turner*         Trustee                March 1, 2006
------------------------
R. Gerald Turner

Kneeland Youngblood*      Trustee                March 1, 2006
------------------------
Kneeland Youngblood

*By /s/ William F. Quinn
    -------------------------
    William F. Quinn,
    Attorney-In-Fact

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, American Beacon Master Trust certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement as it relates to American Beacon Master Trust pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A as it relates to American Beacon Master Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on March 1, 2006. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                              AMERICAN BEACON MASTER TRUST

                                              By: /s/ William F. Quinn
                                                  -----------------------------
                                                  William F. Quinn
                                                  President

   Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 18 to the Registration Statement for the American Beacon Mileage Funds as it relates to the American Beacon Master Trust has been signed below by the following persons in the capacities and on the dates indicated.

Signature                 Title                          Date
---------                 -----                          ----
/s/ William F. Quinn      President (Principal           March 1, 2006
------------------------  Executive Officer)
William F. Quinn          and Trustee

/s/ Rebecca L. Harris     Treasurer (Principal           March 1, 2006
------------------------  Financial Officer)
Rebecca L. Harris

W. Humphrey Bogart*       Trustee                        March 1, 2006
------------------------
W. Humphrey Bogart

Brenda A. Cline*          Trustee                        March 1, 2006
------------------------
Brenda A. Cline

Alan D. Feld*             Trustee                        March 1, 2006
------------------------
Alan D. Feld

Richard A. Massman*       Trustee                        March 1, 2006
------------------------
Richard A. Massman

Stephen D. O'Sullivan*    Trustee                        March 1, 2006
------------------------
Stephen D. O'Sullivan

R. Gerald Turner*         Trustee                        March 1, 2006
------------------------
R. Gerald Turner

Kneeland Youngblood*      Trustee                        March 1, 2006
------------------------
Kneeland Youngblood

*By /s/ William F. Quinn
    -------------------------
    William F. Quinn,
    Attorney-In-Fact

                               INDEX TO EXHIBITS

Exhibit
Number    Description
-------   -----------
(i)       Opinion and consent of counsel - filed herewith

(j)       Consent of Independent Auditors - filed herewith